UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09347

Columbia Funds Master Investment Trust, LLC
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

International/Global Stock Funds

Semiannual Report for the Period Ended August 31, 2010

>  Columbia Global Value Fund

>  Columbia International Value Fund

>  Columbia Marsico Global Fund

>  Columbia Marsico International Opportunities Fund

>  Columbia Multi-Advisor International Equity Fund

>  Columbia International Value Master Portfolio

Not FDIC insured • No bank guarantee • May lose value

Table of Contents

Columbia Global Value Fund	1

Columbia International Value Fund	3

Columbia Marsico Global Fund	5

Columbia Marsico International Opportunities Fund	7

Columbia Multi-Advisor International Equity Fund	9

Investment Portfolios	11

Financial Statements	28

Columbia International Value Master Portfolio	76

Investment Portfolio	77

Financial Statements	80

Summary of Management Fee Evaluation by Independent Fee Consultant (RiverSource Investments, LLC)	90

Shareholder Meeting Results	92

Important Information About This Report	97

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation's largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe's largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city's financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments' beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy—an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

>  A singular focus on our shareholders

Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

>  First-class research and thought leadership

We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

>  A disciplined investment approach

We aren't distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don't consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2010 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Global Value Fund

Performance of a $10,000 investment 04/16/01 – 08/31/10 ($)

Sales charge	without	with
Class A	11,638	10,969
Class B	10,851	10,851
Class C	10,851	10,851
Class Z	11,911	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Global Value Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/10 (%)

Share class	A		B		C		Z
Inception	04/16/01		04/16/01		04/16/01		04/16/01
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–5.32	–10.81	–5.71	–10.37	–5.87	–6.80	–5.56
1-year	–5.48	–10.95	–6.21	–10.84	–6.21	–7.13	–5.56
5-year	–3.99	–5.12	–4.71	–4.92	–4.71	–4.71	–3.77
Life	1.63	0.99	0.88	0.88	0.88	0.88	1.88

Average annual total return as of 09/30/10 (%)

Share class	A		B		C		Z
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–2.32	–8.01	–2.64	–7.45	–2.64	–3.60	–2.24
1-year	–0.22	–5.99	–0.96	–5.86	–0.96	–1.94	0.02
5-year	–3.20	–4.34	–3.92	–4.14	–3.92	–3.92	–2.96
Life	2.49	1.85	1.73	1.73	1.73	1.73	2.76

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

1The Morgan Stanley Capital International (MSCI) World Index (Net) tracks the performance of global stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/10

–5.32%

Class A shares (without sales charge)

–3.48%

MSCI World Index (Net)[1]

Annual operating expense ratio (%)*

Class A	1.96
Class B	2.71
Class C	2.71
Class Z	1.71

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from the inclusion of fee waivers and expense reimbursements as well as the use of different time periods to calculate the ratios.

Net asset value per share

as of 08/31/10 ($)
Class A	5.44
Class B	5.24
Class C	5.24
Class Z	5.47

Distributions declared per share

03/01/10 – 08/31/10 ($)
Class A	0.10
Class B	0.06
Class C	0.06
Class Z	0.12

Understanding Your Expenses – Columbia Global Value Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/10 – 08/31/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	946.80	1,017.14	7.85	8.13	1.60
Class B	1,000.00	1,000.00	942.90	1,013.36	11.51	11.93	2.35
Class C	1,000.00	1,000.00	941.30	1,013.36	11.50	11.93	2.35
Class Z	1,000.00	1,000.00	944.40	1,018.40	6.62	6.87	1.35

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Performance Information – Columbia International Value Fund

Performance of a $10,000 investment 09/01/00 – 08/31/10 ($)

Sales charge	without	with
Class A	14,690	13,846
Class B	13,648	13,648
Class C	13,637	13,637
Class Z	15,063	n/a

The table above shows the change in value of a hypothetical $10,000 investment in Class A shares of Columbia International Value Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/10 (%)

Share class	A		B		C		Z
Inception	12/27/95		05/22/98		06/15/98		12/27/95
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–5.20	–10.63	–5.51	–10.20	–5.53	–6.46	–5.10
1-year	–6.20	–11.57	–6.75	–11.33	–6.84	–7.75	–5.92
5-year	1.16	–0.03	0.43	0.21	0.41	0.41	1.41
10-year	3.92	3.31	3.16	3.16	3.15	3.15	4.18

Average annual total return as of 09/30/10 (%)

Share class	A		B		C		Z
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–2.12	–7.78	–2.34	–7.18	–2.56	–3.53	–1.99
1-year	–1.62	–7.25	–2.18	–6.99	–2.33	–3.29	–1.37
5-year	2.00	0.80	1.28	1.06	1.24	1.24	2.26
10-year	5.15	4.53	4.38	4.38	4.36	4.36	5.41

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

1The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Value Index (Net) is a subset of the MSCI EAFE Index (Net), and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the underlying MSCI EAFE Index (Net), and consists of those securities classified by Morgan Stanley Capital International, Inc. (MSCI) as most representing the value style, such as higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/10

–5.20%

Class A shares (without sales charge)

–4.36%

MSCI EAFE Value Index (Net)[1]

Annual operating expense ratio (%)*

Class A	1.42
Class B	2.17
Class C	2.17
Class Z	1.17

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from the inclusion of fee waivers and expense reimbursements as well as the use of different time periods to calculate the ratios.

Net asset value per share

as of 08/31/10 ($)
Class A	12.67
Class B	12.21
Class C	12.18
Class Z	12.81

Distributions declared per share

03/01/10 – 08/31/10 ($)
Class A	0.11
Class B	0.09
Class C	0.09
Class Z	0.12

Understanding Your Expenses – Columbia International Value Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/10 – 08/31/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	948.00	1,018.00	7.02	7.27	1.43
Class B	1,000.00	1,000.00	944.90	1,014.22	10.69	11.07	2.18
Class C	1,000.00	1,000.00	944.70	1,014.22	10.69	11.07	2.18
Class Z	1,000.00	1,000.00	949.00	1,019.26	5.80	6.01	1.18

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Performance Information – Columbia Marsico Global Fund

Performance of a $10,000 investment 04/30/08 – 08/31/10 ($)

Sales charge	without	with
Class A	7,990	7,530
Class C	7,850	7,850
Class R	7,946	n/a
Class Z	8,034	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Marsico Global Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/10 (%)

Share class	A		C		R	Z
Inception	04/30/08		04/30/08		04/30/08	04/30/08
Sales charge	without	with	without	with	without	without
6-month (cumulative)	1.40	–4.44	0.90	–0.10	1.28	1.40
1-year	15.29	8.70	14.43	13.43	15.15	15.60
Life	–9.16	–11.43	–9.84	–9.84	–9.37	–8.94

Average annual total return as of 09/30/10 (%)

Share class	A		C		R	Z
Sales charge	without	with	without	with	without	without
6-month (cumulative)	5.64	–0.45	5.33	4.33	5.54	5.86
1-year	16.66	9.99	15.87	14.87	16.39	16.94
Life	–4.96	–7.25	–5.64	–5.64	–5.20	–4.71

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with distribution and service (Rule 12b-1) fees. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

1The Morgan Stanley Capital International (MSCI) All Country World Index (Net) (ACWI) is a free float-adjusted market capitalization index that is designed to measured equity market performance in the global developed and emerging markets. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) returns as of 08/31/10

+1.40%

Class A shares (without sales charge)

–2.39%

MSCI All Country World Index (Net)[1]

Annual operating expense ratio (%)*

Class A	5.44
Class C	6.19
Class R	5.69
Class Z	5.19

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from the inclusion of fee waivers and expense reimbursements as well as the use of different time periods to calculate the ratios.

Net asset value per share

as of 08/31/10 ($)
Class A	7.96
Class C	7.85
Class R	7.93
Class Z	7.99

Understanding Your Expenses – Columbia Marsico Global Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/10 – 08/31/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,014.00	1,017.14	8.12	8.13	1.60
Class C	1,000.00	1,000.00	1,009.00	1,013.36	11.90	11.93	2.35
Class R	1,000.00	1,000.00	1,012.80	1,015.88	9.39	9.40	1.85
Class Z	1,000.00	1,000.00	1,014.00	1,018.40	6.85	6.87	1.35

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Performance Information – Columbia Marsico International Opportunities Fund

Performance of a $10,000 investment 09/01/00 – 08/31/10 ($)

Sales charge	without	with
Class A	13,011	12,261
Class B	12,075	12,075
Class C	12,075	12,075
Class R	12,873	n/a
Class Z	13,348	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Marsico International Opportunities Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/10 (%)

Share class	A		B		C		R	Z
Inception	08/01/00		08/01/00		08/01/00		01/23/06	08/01/00
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	–1.10	–6.79	–1.47	–6.40	–1.37	–2.35	–1.20	–0.95
1-year	0.52	–5.22	–0.17	–5.15	–0.17	–1.16	0.33	0.84
5-year	1.62	0.43	0.86	0.53	0.88	0.88	1.40	1.87
10-year	2.67	2.06	1.90	1.90	1.90	1.90	2.56	2.93

Average annual total return as of 09/30/10 (%)

Share class	A		B		C		R	Z
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	4.13	–1.86	3.85	–1.15	3.75	2.75	4.04	4.29
1-year	6.88	0.72	6.11	1.11	6.00	5.00	6.60	7.21
5-year	3.09	1.87	2.33	2.00	2.32	2.32	2.86	3.36
10-year	4.32	3.70	3.53	3.53	3.53	3.53	4.20	4.57

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with distribution and service (Rule 12b-1) fees. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The returns for Class R shares include the returns for Class A shares prior to January 23, 2006, the date on which Class R shares were initially offered by the fund. If differences in expenses had been reflected, the returns would have been lower, since Class R shares are subject to a higher Rule 12b-1 fee.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/10

–1.10%

Class A shares (without sales charge)

–3.04%

MSCI EAFE Index (Net)

The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (Net) is a free float-adjusted market capitalization Index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. As of May 27, 2010, the MSCI EAFE Index (Net) consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Annual operating expense ratio (%)*

Class A	1.47
Class B	2.22
Class C	2.22
Class R	1.72
Class Z	1.22

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from the inclusion of fee waivers and expense reimbursements as well as the use of different time periods to calculate the ratios.

Net asset value per share

as of 08/31/10 ($)
Class A	9.89
Class B	9.37
Class C	9.38
Class R	9.87
Class Z	10.05

Distribution declared per share

03/01/10 – 08/31/10 ($)
Class Z	0.00	*

*Rounds to less than 0.01

Understanding Your Expenses – Columbia Marsico International Opportunities Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/10 – 08/31/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	989.00	1,017.90	7.27	7.37	1.45
Class B	1,000.00	1,000.00	985.30	1,014.12	11.01	11.17	2.20
Class C	1,000.00	1,000.00	986.30	1,014.12	11.01	11.17	2.20
Class R	1,000.00	1,000.00	988.00	1,016.64	8.52	8.64	1.70
Class Z	1,000.00	1,000.00	990.50	1,019.16	6.02	6.11	1.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Performance Information – Columbia Multi-Advisor International Equity Fund

Performance of a $10,000 investment 09/01/00 – 08/31/10 ($)

Sales charge	without	with
Class A	10,141	9,559
Class B	9,321	9,321
Class C	9,458	9,458
Class R	10,018	n/a
Class Z	10,310	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Multi-Advisor International Equity Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 08/31/10 (%)

Share class	A		B		C		R	Z
Inception	06/03/92		06/07/93		06/17/92		01/23/06	12/02/91
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	–2.62	–8.21	–3.08	–7.92	–3.01	–3.98	–2.81	–2.50
1-year	–3.21	–8.78	–4.04	–8.76	–3.99	–4.93	–3.50	–2.98
5-year	0.05	–1.13	–0.72	–1.02	–0.69	–0.69	–0.20	0.31
10-year	0.14	–0.45	–0.70	–0.70	–0.56	–0.56	0.02	0.31

Average annual total return as of 09/30/10 (%)

Share class	A		B		C		R	Z
Sales charge	without	with	without	with	without	with	without	without
6-month (cumulative)	2.03	–3.83	1.55	–3.45	1.67	0.67	1.86	2.09
1-year	2.89	–3.03	2.13	–2.87	2.16	1.16	2.70	3.14
5-year	1.61	0.41	0.83	0.52	0.85	0.85	1.36	1.85
10-year	1.86	1.25	1.00	1.00	1.17	1.17	1.74	2.02

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with distribution and service (Rule 12b-1) fees. Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The returns for Class R shares include the returns for Class A shares prior to January 23, 2006, the date on which Class R shares were initially offered by the fund. If differences in expenses had been reflected, the returns would have been lower, since Class R shares are subject to a higher Rule 12b-1 fee.

1The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. As of May 27, 2010 the MSCI EAFE Index (Net) consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/10

–2.62%

Class A shares (without sales charge)

–3.04%

MSCI EAFE Index (Net)[1]

Annual operating expense ratio (%)*

Class A	1.26
Class B	2.01
Class C	2.01
Class R	1.51
Class Z	1.01

*The annual operating expense ratio is as stated in the fund's prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from the inclusion of fee waivers and expense reimbursements as well as the use of different time periods to calculate the ratios.

Net asset value per share

as of 08/31/10 ($)
Class A	10.40
Class B	9.45
Class C	9.34
Class R	10.38
Class Z	10.54

Understanding Your Expenses – Columbia Multi-Advisor International Equity Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

03/01/10 – 08/31/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	973.80	1,018.60	6.52	6.67	1.31
Class B	1,000.00	1,000.00	969.20	1,014.82	10.22	10.46	2.06
Class C	1,000.00	1,000.00	969.90	1,014.82	10.23	10.46	2.06
Class R	1,000.00	1,000.00	971.90	1,017.34	7.75	7.93	1.56
Class Z	1,000.00	1,000.00	975.00	1,019.86	5.28	5.40	1.06

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Investment Portfolio – Columbia Global Value Fund

August 31, 2010 (Unaudited)

Common Stocks – 99.9%
	Shares	Value ($)
Consumer Discretionary – 3.1%
Automobiles – 0.6%
Toyota Motor Corp.	7,000	237,553
Automobiles Total		237,553
Multiline Retail – 2.5%
Marks & Spencer Group PLC	191,019	1,011,541
Multiline Retail Total		1,011,541
Consumer Discretionary Total		1,249,094
Consumer Staples – 11.8%
Food & Staples Retailing – 10.1%
Carrefour SA	18,500	837,434
Koninklijke Ahold NV	76,660	941,766
Safeway, Inc.	54,000	1,015,200
Seven & I Holdings Co., Ltd.	12,800	291,976
SUPERVALU, Inc.	23,186	225,368
Wm. Morrison Supermarkets PLC	177,232	788,697
Food & Staples Retailing Total		4,100,441
Food Products – 1.7%
Unilever NV	26,700	713,342
Food Products Total		713,342
Consumer Staples Total		4,813,783
Energy – 2.4%
Oil, Gas & Consumable Fuels – 2.4%
ENI SpA	24,200	478,279
Valero Energy Corp.	30,200	476,254
Oil, Gas & Consumable Fuels Total		954,533
Energy Total		954,533
Financials – 21.6%
Commercial Banks – 10.7%
Fifth Third Bancorp.	16,225	179,286
Intesa Sanpaolo SpA	142,178	396,222
Mitsubishi UFJ Financial Group, Inc.	197,500	940,938
Mizuho Financial Group, Inc.	506,900	776,466
PNC Financial Services Group, Inc.	11,903	606,577
Sumitomo Mitsui Financial Group, Inc.	28,300	840,789
Wells Fargo & Co.	25,159	592,495
Commercial Banks Total		4,332,773
Diversified Financial Services – 4.0%
Bank of America Corp. (a)	71,524	890,474
Citigroup, Inc. (b)	198,769	739,421
Diversified Financial Services Total		1,629,895

	Shares	Value ($)
Insurance – 6.9%
Aegon NV (b)	178,682	914,324
MS & AD Insurance Group Holdings	40,700	909,504
Tokio Marine Holdings, Inc.	37,300	998,733
Insurance Total		2,822,561
Financials Total		8,785,229
Health Care – 15.9%
Health Care Equipment & Supplies – 1.4%
Boston Scientific Corp. (b)	112,473	583,735
Health Care Equipment & Supplies Total		583,735
Health Care Providers & Services – 0.6%
Tenet Healthcare Corp. (b)	59,100	231,672
Health Care Providers & Services Total		231,672
Pharmaceuticals – 13.9%
AstraZeneca PLC	16,900	835,127
Daiichi Sankyo Co., Ltd.	47,100	939,052
GlaxoSmithKline PLC	64,020	1,199,572
Pfizer, Inc.	100,800	1,605,744
Sanofi-Aventis SA	18,849	1,077,590
Pharmaceuticals Total		5,657,085
Health Care Total		6,472,492
Industrials – 1.1%
Industrial Conglomerates – 1.1%
General Electric Co.	30,040	434,979
Industrial Conglomerates Total		434,979
Industrials Total		434,979
Information Technology – 17.8%
Communications Equipment – 4.5%
Alcatel-Lucent (b)	250,100	642,189
Motorola, Inc. (b)	93,600	704,808
Telefonaktiebolaget LM Ericsson, Class B	49,889	482,711
Communications Equipment Total		1,829,708
Computers & Peripherals – 2.5%
Dell, Inc. (b)	87,150	1,025,755
Computers & Peripherals Total		1,025,755
Electronic Equipment, Instruments & Components – 1.9%
FUJIFILM Holdings Corp.	25,300	765,799
Electronic Equipment, Instruments & Components Total		765,799
Office Electronics – 2.0%
Xerox Corp.	97,300	821,212
Office Electronics Total		821,212

See Accompanying Notes to Financial Statements.

Columbia Global Value Fund

August 31, 2010 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Semiconductors & Semiconductor Equipment – 4.0%
Intel Corp.	48,459	858,694
STMicroelectronics NV	112,500	747,344
Semiconductors & Semiconductor Equipment Total		1,606,038
Software – 2.9%
Microsoft Corp.	50,400	1,183,392
Software Total		1,183,392
Information Technology Total		7,231,904
Materials – 3.6%
Chemicals – 3.6%
Akzo Nobel NV	7,800	410,615
Dow Chemical Co.	43,000	1,047,910
Chemicals Total		1,458,525
Materials Total		1,458,525
Telecommunication Services – 22.6%
Diversified Telecommunication Services – 22.6%
AT&T, Inc.	44,627	1,206,268
Brasil Telecom SA, ADR (Ordinary) (b)	11,568	99,716
Brasil Telecom SA, ADR (Preference) (b)	15,672	301,373
Deutsche Telekom AG, Registered Shares	138,403	1,814,778
Nippon Telegraph & Telephone Corp.	43,000	1,849,123
Tele Norte Leste Participacoes SA, ADR	14,700	199,332
Telecom Italia SpA	832,893	1,122,708
Telecom Italia SpA, Savings Shares	565,300	619,637
Telefonica SA	42,374	934,766
Telefonos de Mexico SA de CV, ADR, Class L	23,700	331,089
Verizon Communications, Inc.	24,300	717,093
Diversified Telecommunication Services Total		9,195,883
Telecommunication Services Total		9,195,883
Total Common Stocks (cost of $57,949,501)		40,596,422
Total Investments – 99.9% (cost of $57,949,501) (c)		40,596,422
Other Assets & Liabilities, Net – 0.1%		30,915
Net Assets – 100.0%		40,627,337

Notes to Investment Portfolio:

(a)  Investments in affiliates during the six months ended August 31,2010:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Bank of America Corp.*	$1,191,590	$—	$—	$715	$—

*  As of May 1, 2010, this company was no longer an affiliate of the Fund. The above table reflects activity for the period from March 1, 2010 through April 30, 2010.

(b)  Non-income producing security.

(c)  Cost for federal income tax purposes is $57,949,501.

The following table summarizes the inputs used, as of August 31, 2010, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$—	$1,249,094	$—	$1,249,094
Consumer Staples	1,240,568	3,573,215	—	4,813,783
Energy	476,254	478,279	—	954,533
Financials	3,008,253	5,776,976	—	8,785,229
Health Care	2,421,151	4,051,341	—	6,472,492
Industrials	434,979	—	—	434,979
Information Technology	4,593,861	2,638,043	—	7,231,904
Materials	1,047,910	410,615	—	1,458,525
Telecommunication Services	2,854,871	6,341,012	—	9,195,883
Total Common Stocks	16,077,847	24,518,575	—	40,596,422
Total Investments	$16,077,847	$24,518,575	$—	$40,596,422

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The Fund was invested in the following countries at August 31, 2010:

Summary of Securities by Country	Value	% of Total Investments
United States	$15,146,336	37.3
Japan	8,549,935	21.1
United Kingdom	3,834,937	9.4
Netherlands	3,727,391	9.2
Italy	2,616,845	6.4
France	2,557,213	6.3
Germany	1,814,778	4.5
Spain	934,766	2.3
Brazil	600,421	1.5
Sweden	482,711	1.2
Mexico	331,089	0.8
	$40,596,422	100.0

  Certain securities are listed by country of underlying exposure but may trade predominantly on another exchange.

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia International Value Fund

August 31, 2010 (Unaudited)

Investment Company – 100.1%
Value ($)
Investment in Columbia Funds Master Investment Trust, LLC, Columbia International Value Master Portfolio (a)	1,524,923,040
Total Investments – 100.1%	1,524,923,040
Other Assets & Liabilities, Net – (0.1)%	(1,014,609)
Net Assets – 100.0%	1,523,908,431

Notes to Investment Portfolio:

(a)  The financial statements of Columbia International Value Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with Columbia International Value Fund's financial statements.

Columbia International Value Fund Invests only in Columbia International Value Master Portfolio (the "Master Portfolio"). At August 31, 2010, Columbia International Value Fund owned 88.4% of the Master Portfolio. Columbia International Value Master Portfolio was invested in the following countries at August 31, 2010.

Summary of Securities by Country	Value	% of Total Investments
Japan	$539,169,119	31.5
United Kingdom	267,183,131	15.6
France	208,662,630	12.2
Italy	135,786,762	7.9
Netherlands	119,916,133	7.0
Switzerland	95,048,872	5.6
Germany	73,831,613	4.3
Brazil	63,088,359	3.7
South Korea	47,378,803	2.8
Mexico	36,129,752	2.1
Portugal	28,557,377	1.7
Finland	25,474,137	1.5
Spain	24,101,960	1.4
Sweden	23,064,635	1.4
New Zealand	10,465,692	0.6
Bermuda	6,342,827	0.4
United States*	5,619,000	0.3
	$1,709,820,802	100.0

*  Includes short-term obligation.

  Certain securities are listed by country of underlying exposure but may trade predominantly on another exchange.

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Marsico Global Fund

August 31, 2010 (Unaudited)

Common Stocks – 95.9%
	Shares	Value ($)
Consumer Discretionary – 27.5%
Distributors – 3.7%
Li & Fung Ltd.	40,000	201,503
Distributors Total		201,503
Hotels, Restaurants & Leisure – 7.6%
Chipotle Mexican Grill, Inc. (a)	263	39,668
Ctrip.com International Ltd., ADR (a)	1,600	64,784
Starwood Hotels & Resorts Worldwide, Inc.	3,652	170,658
Wynn Macau Ltd. (a)	84,527	146,498
Hotels, Restaurants & Leisure Total		421,608
Household Durables – 1.2%
PDG Realty SA Empreendimentos e Participacoes	6,400	65,740
Household Durables Total		65,740
Internet & Catalog Retail – 3.9%
Amazon.com, Inc. (a)	1,233	153,915
MakeMyTrip Ltd. (a)	595	20,230
NetFlix, Inc. (a)	344	43,179
Internet & Catalog Retail Total		217,324
Media – 2.2%
Walt Disney Co.	3,723	121,332
Media Total		121,332
Specialty Retail – 5.1%
Inditex SA	3,720	247,631
Rue21, Inc. (a)	1,622	34,208
Specialty Retail Total		281,839
Textiles, Apparel & Luxury Goods – 3.8%
Compagnie Financiere Richemont SA	4,859	188,270
Lululemon Athletica, Inc. (a)	709	23,411
Textiles, Apparel & Luxury Goods Total		211,681
Consumer Discretionary Total		1,521,027
Consumer Staples – 3.1%
Beverages – 1.0%
Anheuser-Busch InBev NV	1,039	53,976
Beverages Total		53,976
Food Products – 2.1%
Nestle SA, Registered Shares	2,253	116,519
Food Products Total		116,519
Consumer Staples Total		170,495

	Shares	Value ($)
Energy – 5.7%
Oil, Gas & Consumable Fuels – 5.7%
Anadarko Petroleum Corp.	2,309	106,191
OGX Petroleo e Gas Participacoes SA (a)	17,700	210,435
Oil, Gas & Consumable Fuels Total		316,626
Energy Total		316,626
Financials – 24.5%
Capital Markets – 7.9%
Credit Suisse Group AG, Registered Shares	3,051	133,304
Julius Baer Group Ltd.	5,689	199,771
State Street Corp.	2,948	103,416
Capital Markets Total		436,491
Commercial Banks – 8.5%
First Midwest Bancorp, Inc.	4,176	45,852
ICICI Bank Ltd., ADR	2,711	111,991
Standard Chartered PLC	1,550	41,259
Wells Fargo & Co.	11,541	271,791
Commercial Banks Total		470,893
Insurance – 2.1%
Ping An Insurance Group Co. of China, Ltd., Class H (b)	14,500	118,572
Insurance Total		118,572
Real Estate Management & Development – 6.0%
BR Malls Participacoes SA	12,500	195,730
Hang Lung Properties Ltd.	23,000	102,759
IFM Investments Ltd., ADR (a)	5,300	30,528
Real Estate Management & Development Total		329,017
Financials Total		1,354,973
Health Care – 3.3%
Health Care Equipment & Supplies – 3.3%
Intuitive Surgical, Inc. (a)	697	184,726
Health Care Equipment & Supplies Total		184,726
Health Care Total		184,726
Industrials – 7.1%
Aerospace & Defense – 3.1%
Precision Castparts Corp.	1,536	173,844
Aerospace & Defense Total		173,844
Commercial Services & Supplies – 0.7%
Ritchie Bros Auctioneers, Inc.	2,134	38,903
Commercial Services & Supplies Total		38,903

See Accompanying Notes to Financial Statements.

Columbia Marsico Global Fund

August 31, 2010 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Electrical Equipment – 1.2%
Sensata Technologies Holding NV (a)	3,800	64,106
Electrical Equipment Total		64,106
Marine – 2.1%
Kuehne & Nagel International AG	1,132	117,904
Marine Total		117,904
Industrials Total		394,757
Information Technology – 14.8%
Computers & Peripherals – 4.4%
Apple, Inc. (a)	1,006	244,830
Computers & Peripherals Total		244,830
Internet Software & Services – 4.7%
Akamai Technologies, Inc. (a)	1,198	55,192
Baidu, Inc., ADR (a)	410	32,156
MercadoLibre, Inc. (a)	2,000	131,880
OpenTable, Inc. (a)	691	36,831
Internet Software & Services Total		256,059
IT Services – 0.7%
hiSoft Technology International Ltd., ADR (a)	2,000	38,980
IT Services Total		38,980
Software – 5.0%
ANSYS, Inc. (a)	1,707	66,197
AutoNavi Holdings Ltd., ADR (a)	1,000	15,600
Nuance Communications, Inc. (a)	5,013	73,591
Salesforce.com, Inc. (a)	1,108	121,747
Software Total		277,135
Information Technology Total		817,004
Materials – 7.3%
Chemicals – 4.7%
Monsanto Co.	2,302	121,200
Novozymes A/S, Class B	1,189	139,311
Chemicals Total		260,511
Metals & Mining – 2.6%
BHP Billiton PLC	5,027	140,661
Metals & Mining Total		140,661
Materials Total		401,172

	Shares	Value ($)
Telecommunication Services – 2.6%
Wireless Telecommunication Services – 2.6%
Crown Castle International Corp. (a)	3,551	146,017
Wireless Telecommunication Services Total		146,017
Telecommunication Services Total		146,017
Total Common Stocks (cost of $4,828,429)		5,306,797
Short-Term Obligation – 3.2%
	Par ($)
Repurchase agreement with State Street Bank and Trust Co., dated 08/31/10, due 09/01/10 at 0.130%, collateralized by a U.S. Government Agency obligation maturing 09/17/10, market value $183,924 (repurchase proceeds $178,001)	178,000	178,000
Total Short-Term Obligation (cost of $178,000)		178,000
Total Investments – 99.1% (cost of $5,006,429) (c)		5,484,797
Other Assets & Liabilities, Net – 0.9%		50,147
Net Assets – 100.0%		5,534,944

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2010, the value of this security amounted to $118,572, which represents 2.1% of net assets.

(c)  Cost for federal income tax purposes is $5,006,429.

The following table summarizes the inputs used, as of August 31, 2010, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$737,125	$783,902	$—	$1,521,027
Consumer Staples	—	170,495	—	170,495
Energy	316,626	—	—	316,626
Financials	759,308	477,093	118,572	1,354,973
Health Care	184,726	—	—	184,726
Industrials	276,853	117,904	—	394,757
Information Technology	817,004	—	—	817,004
Materials	121,200	279,972	—	401,172
Telecommunication Services	146,017	—	—	146,017
Total Common Stocks	3,358,859	1,829,366	118,572	5,306,797
Total Short-Term Obligation	—	178,000	—	178,000
Total Investments	$3,358,859	$2,007,366	$118,572	$5,484,797

See Accompanying Notes to Financial Statements.

Columbia Marsico Global Fund

August 31, 2010 (Unaudited)

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the premium or discount at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

The following table reconciles asset balances for the six month period ending August 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of February 28, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2010
Common Stocks Financials	$—	$—	$2,592	$115,980	$—	$—	$—	$118,572

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at August 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $2,592. This amount is included in net change in unrealized appreciation on the Statement of Changes in Net Assets.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, models utilized by the third party statistical pricing service, and the position of the security within the respective company's capital structure.

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The Fund was invested in the following countries at August 31, 2010:

Summary of Securities by Country	Value	% of Total Investments
United States*	$2,577,494	47.0
Switzerland	755,768	13.8
Brazil	471,904	8.6
Hong Kong	450,759	8.2
Spain	247,631	4.5
China	215,513	3.9
United Kingdom	181,920	3.3
Denmark	139,311	2.5
Argentina	131,880	2.4
India	111,991	2.0
Netherlands	64,106	1.2
Canada	62,314	1.2
Belgium	53,976	1.0
Mauritius	20,230	0.4
	$5,484,797	100.0

*  Includes short-term obligation.

  Certain securities are listed by country of underlying exposure but may trade predominantly on another exchange.

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Marsico International Opportunities Fund

August 31, 2010 (Unaudited)

Common Stocks – 96.8%
	Shares	Value ($)
Consumer Discretionary – 21.7%
Automobiles – 3.3%
Daimler AG, Registered Shares (a)	435,801	21,122,268
Honda Motor Co., Ltd.	452,700	14,922,495
Automobiles Total		36,044,763
Distributors – 3.2%
Li & Fung Ltd.	6,854,000	34,527,482
Distributors Total		34,527,482
Hotels, Restaurants & Leisure – 3.1%
Accor SA	376,136	11,495,243
Compass Group PLC	1,383,037	11,290,583
Ctrip.com International Ltd., ADR (a)	252,766	10,234,495
Hotels, Restaurants & Leisure Total		33,020,321
Household Durables – 3.2%
Panasonic Corp.	902,800	11,390,749
PDG Realty SA Empreendimentos e Participacoes	2,237,328	22,981,578
Household Durables Total		34,372,327
Media – 2.1%
Naspers Ltd.	136,927	5,515,470
Publicis Groupe SA	411,594	17,195,800
Media Total		22,711,270
Specialty Retail – 3.1%
Inditex SA	495,349	32,974,101
Specialty Retail Total		32,974,101
Textiles, Apparel & Luxury Goods – 3.7%
Adidas AG	281,551	14,290,083
Swatch Group AG	79,649	25,532,807
Textiles, Apparel & Luxury Goods Total		39,822,890
Consumer Discretionary Total		233,473,154
Consumer Staples – 9.9%
Beverages – 3.0%
Anheuser-Busch InBev NV	397,485	20,649,224
Pernod-Ricard SA	148,072	11,547,254
Beverages Total		32,196,478
Food & Staples Retailing – 4.0%
FamilyMart Co., Ltd.	426,100	15,401,194
Metro AG	213,532	10,846,694
Tesco PLC	2,698,532	16,851,904
Food & Staples Retailing Total		43,099,792

	Shares	Value ($)
Food Products – 1.6%
Nestle SA, Registered Shares	334,836	17,316,854
Food Products Total		17,316,854
Household Products – 1.3%
Reckitt Benckiser Group PLC	278,138	13,929,471
Household Products Total		13,929,471
Consumer Staples Total		106,542,595
Energy – 7.5%
Energy Equipment & Services – 1.3%
Core Laboratories N.V.	37,688	2,974,714
Seadrill Ltd.	469,460	10,897,044
Energy Equipment & Services Total		13,871,758
Oil, Gas & Consumable Fuels – 6.2%
CNOOC Ltd.	6,765,300	11,469,096
OGX Petroleo e Gas Participacoes SA (a)	3,208,700	38,148,132
Tullow Oil PLC	897,748	16,717,086
Oil, Gas & Consumable Fuels Total		66,334,314
Energy Total		80,206,072
Financials – 18.1%
Capital Markets – 1.0%
Credit Suisse Group AG, Registered Shares	244,742	10,693,226
Capital Markets Total		10,693,226
Commercial Banks – 12.0%
Banco Bilbao Vizcaya Argentaria SA	2,413,417	29,089,567
Barclays PLC	2,359,870	10,846,085
BNP Paribas	169,714	10,556,726
HSBC Holdings PLC	2,217,459	21,847,058
ICICI Bank Ltd., ADR	642,879	26,557,331
Mizuho Financial Group, Inc.	10,540,900	16,146,487
Standard Chartered PLC	532,689	14,212,859
Commercial Banks Total		129,256,113
Insurance – 1.5%
AXA SA	368,289	5,690,948
Ping An Insurance Group Co. of China, Ltd., Class H (b)	1,319,000	10,785,999
Insurance Total		16,476,947
Real Estate Management & Development – 3.6%
BR Malls Participacoes SA	779,900	12,211,957
CapitaLand Ltd.	4,973,000	14,409,821
Hang Lung Properties Ltd.	2,621,000	11,710,078
Real Estate Management & Development Total		38,331,856
Financials Total		194,758,142

See Accompanying Notes to Financial Statements.

Columbia Marsico International Opportunities Fund

August 31, 2010 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Health Care – 4.8%
Pharmaceuticals – 4.8%
Novo-Nordisk A/S, Class B	211,061	18,088,188
Teva Pharmaceutical Industries Ltd., ADR	653,633	33,060,757
Pharmaceuticals Total		51,148,945
Health Care Total		51,148,945
Industrials – 12.1%
Aerospace & Defense – 1.5%
Rolls-Royce Group PLC (a)	1,922,467	16,295,757
Aerospace & Defense Total		16,295,757
Building Products – 1.5%
Assa Abloy AB, Class B	282,593	5,615,240
Daikin Industries Ltd.	311,024	10,564,100
Building Products Total		16,179,340
Electrical Equipment – 2.0%
Schneider Electric SA	206,001	21,751,988
Electrical Equipment Total		21,751,988
Industrial Conglomerates – 2.4%
Siemens AG, Registered Shares	276,984	25,122,194
Industrial Conglomerates Total		25,122,194
Road & Rail – 2.2%
Canadian National Railway Co.	379,642	23,165,755
Road & Rail Total		23,165,755
Trading Companies & Distributors – 2.5%
Marubeni Corp.	4,213,000	21,656,363
Noble Group Ltd.	4,761,545	5,536,368
Trading Companies & Distributors Total		27,192,731
Industrials Total		129,707,765
Information Technology – 12.0%
Communications Equipment – 1.0%
HTC Corp.	596,900	10,916,433
Communications Equipment Total		10,916,433
Electronic Equipment, Instruments & Components – 0.8%
HON HAI Precision Industry Co., Ltd.	2,306,836	8,152,529
Electronic Equipment, Instruments & Components Total		8,152,529
Internet Software & Services – 4.1%
Alibaba.com Ltd. (a)	2,909,500	5,670,991
Baidu, Inc., ADR (a)	132,228	10,370,642
MercadoLibre, Inc. (a)	173,650	11,450,481

	Shares	Value ($)
Tencent Holdings Ltd.	595,000	10,941,349
Yahoo! Japan Corp.	14,640	5,262,164
Internet Software & Services Total		43,695,627
Office Electronics – 2.0%
Canon, Inc.	525,900	21,490,607
Office Electronics Total		21,490,607
Semiconductors & Semiconductor Equipment – 1.6%
Infineon Technologies AG (a)	1,875,870	10,350,697
Sumco Corp. (a)	396,500	6,723,408
Semiconductors & Semiconductor Equipment Total		17,074,105
Software – 2.5%
Autonomy Corp. PLC (a)	667,661	15,927,671
Nintendo Co., Ltd.	40,000	11,099,948
Software Total		27,027,619
Information Technology Total		128,356,920
Materials – 6.4%
Chemicals – 3.6%
BASF SE	562,377	29,439,994
Novozymes A/S, Class B	81,685	9,570,737
Chemicals Total		39,010,731
Metals & Mining – 2.8%
Teck Resources Ltd., Class B	254,037	8,497,679
ThyssenKrupp AG	439,318	11,932,412
Vale SA, ADR	345,150	9,232,762
Metals & Mining Total		29,662,853
Materials Total		68,673,584
Telecommunication Services – 3.0%
Wireless Telecommunication Services – 3.0%
Millicom International Cellular SA	218,071	20,079,978
MTN Group Ltd.	762,451	12,426,592
Wireless Telecommunication Services Total		32,506,570
Telecommunication Services Total		32,506,570
Utilities – 1.3%
Electric Utilities – 1.3%
Tokyo Electric Power Co., Inc.	466,200	13,569,259
Electric Utilities Total		13,569,259
Utilities Total		13,569,259
Total Common Stocks (cost of $921,567,995)		1,038,943,006

See Accompanying Notes to Financial Statements.

Columbia Marsico International Opportunities Fund

August 31, 2010 (Unaudited)

Short-Term Obligation – 0.6%
	Par ($)	Value ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 08/31/10, due 09/01/10 at 0.190%, collateralized by a U.S. Government Agency obligation maturing 07/14/14, market value $6,856,038 (repurchase proceeds $6,720,035)	6,720,000	6,720,000
Total Short-Term Obligation (cost of $6,720,000)		6,720,000
Total Investments – 97.4% (cost of $928,287,995) (c)		1,045,663,006
Other Assets & Liabilities, Net – 2.6%		28,359,837
Net Assets – 100.0%		1,074,022,843

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2010, the value of this security amounted to $10,785,999, which represents 1.0% of net assets.

(c)  Cost for federal income tax purposes is $928,287,995.

The following table summarizes the inputs used, as of August 31, 2010, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$33,216,073	$200,257,081	$—	$233,473,154
Consumer Staples	—	106,542,595	—	106,542,595
Energy	41,122,846	39,083,226	—	80,206,072
Financials	38,769,288	145,202,855	10,785,999	194,758,142
Health Care	33,060,757	18,088,188	—	51,148,945
Industrials	23,165,755	106,542,010	—	129,707,765
Information Technology	21,821,123	106,535,797	—	128,356,920
Materials	17,730,441	50,943,143	—	68,673,584
Telecommunication Services	20,079,978	12,426,592	—	32,506,570
Utilities	—	13,569,259	—	13,569,259
Total Common Stocks	228,966,261	799,190,746	10,785,999	1,038,943,006
Total Short-Term Obligation	—	6,720,000	—	6,720,000
Total Investments	$228,966,261	$805,910,746	$10,785,999	$1,045,663,006

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

The following table reconciles asset balances for the six months ending August 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of February 28, 2010	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2010
Common Stocks Financials	$—	$—	$323,195	$10,462,804	$—	$—	$—	$10,785,999

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributable to securities owned at August 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $323,195. This amount is included in net change in unrealized appreciation on the Statement of Changes in Net Assets.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, models utilized by the third party statistical pricing service, and the position of the security within the respective company's capital structure.

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Columbia Marsico International Opportunities Fund

August 31, 2010 (Unaudited)

The Fund was invested in the following countries at August 31, 2010:

Summary of Securities by Country	Value	% of Total Investments
Japan	$148,226,774	14.2
United Kingdom	137,918,475	13.2
Germany	123,104,341	11.8
Brazil	82,574,430	7.9
France	78,237,959	7.5
Hong Kong	68,914,015	6.6
Spain	62,063,668	5.9
Switzerland	53,542,887	5.1
China	42,332,486	4.0
Israel	33,060,757	3.2
Canada	31,663,434	3.0
Denmark	27,658,924	2.6
India	26,557,331	2.6
Belgium	20,649,224	2.0
Luxembourg	20,079,978	1.9
Taiwan	19,068,961	1.8
South Africa	17,942,062	1.7
Singapore	14,409,821	1.4
Argentina	11,450,481	1.1
Norway	10,897,044	1.1
United States*	6,720,000	0.6
Sweden	5,615,240	0.5
Netherlands	2,974,714	0.3
	$1,045,663,006	100.0

*  Includes short-term obligation.

  Certain securities are listed by country of underlying exposure but may trade predominantly on another exchange.

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Investment Portfolio – Columbia Multi-Advisor International Equity Fund

August 31, 2010 (Unaudited)

Common Stocks – 97.9%
	Shares	Value ($)
Consumer Discretionary – 14.8%
Automobiles – 3.1%
Daimler AG, Registered Shares (a)	256,149	12,414,951
Honda Motor Co., Ltd.	390,800	12,882,065
Nissan Motor Co., Ltd. (a)	543,300	4,138,754
Toyota Motor Corp.	245,200	8,321,138
Automobiles Total		37,756,908
Distributors – 1.6%
Li & Fung Ltd.	4,030,000	20,301,394
Distributors Total		20,301,394
Hotels, Restaurants & Leisure – 1.6%
Accor SA	221,552	6,770,940
Compass Group PLC	811,949	6,628,440
Ctrip.com International Ltd., ADR (a)	148,460	6,011,145
Hotels, Restaurants & Leisure Total		19,410,525
Household Durables – 1.6%
Panasonic Corp.	530,000	6,687,081
PDG Realty SA Empreendimentos e Participacoes	1,315,000	13,507,530
Household Durables Total		20,194,611
Leisure Equipment & Products – 0.4%
Altek Corp.	3,116,000	4,576,014
Leisure Equipment & Products Total		4,576,014
Media – 1.6%
Daiichikosho Co., Ltd.	434,700	6,671,907
Naspers Ltd.	80,717	3,251,310
Publicis Groupe SA	240,616	10,052,587
Media Total		19,975,804
Specialty Retail – 2.7%
Game Group PLC	3,779,491	3,832,528
Halfords Group PLC	504,443	3,736,605
Inditex SA	290,453	19,334,705
USS Co., Ltd.	80,340	5,941,543
Specialty Retail Total		32,845,381
Textiles, Apparel & Luxury Goods – 2.2%
Adidas AG	165,402	8,394,956
LG Fashion Corp.	157,710	3,920,462
Swatch Group AG	46,838	15,014,698
Textiles, Apparel & Luxury Goods Total		27,330,116
Consumer Discretionary Total		182,390,753

	Shares	Value ($)
Consumer Staples – 6.3%
Beverages – 1.8%
Anheuser-Busch InBev NV	233,673	12,139,241
Cott Corp. (a)(b)	504,155	3,478,669
Pernod-Ricard SA	87,463	6,820,719
Beverages Total		22,438,629
Food & Staples Retailing – 2.7%
FamilyMart Co., Ltd.	250,600	9,057,825
Koninklijke Ahold NV	413,441	5,079,109
Matsumotokiyoshi Holdings Co., Ltd.	147,000	2,787,482
Metro AG	125,570	6,378,526
Tesco PLC	1,593,957	9,954,008
Food & Staples Retailing Total		33,256,950
Food Products – 1.1%
Balrampur Chini Mills Ltd.	2,263,458	4,044,090
Nestle SA, Registered Shares	196,521	10,163,559
Food Products Total		14,207,649
Household Products – 0.7%
Reckitt Benckiser Group PLC	163,148	8,170,640
Household Products Total		8,170,640
Consumer Staples Total		78,073,868
Energy – 9.3%
Energy Equipment & Services – 1.4%
Core Laboratories N.V.	22,156	1,748,773
Noble Corp.	152,105	4,733,508
Seadrill Ltd.	276,073	6,408,170
Shinko Plantech Co., Ltd.	538,400	4,234,615
Energy Equipment & Services Total		17,125,066
Oil, Gas & Consumable Fuels – 7.9%
AWE Ltd. (a)	1,947,842	2,711,991
BP PLC	2,054,214	11,931,532
CNOOC Ltd.	3,975,089	6,738,899
ENI SpA	322,709	6,377,882
OGX Petroleo e Gas Participacoes SA (a)	1,882,100	22,376,227
Rosneft Oil Co., GDR	464,956	2,927,363
Royal Dutch Shell PLC, Class B	607,356	15,479,550
Total SA	367,099	17,093,824
Tullow Oil PLC	527,665	9,825,721
Yanzhou Coal Mining Co., Ltd., Class H	1,226,600	2,521,984
Oil, Gas & Consumable Fuels Total		97,984,973
Energy Total		115,110,039

See Accompanying Notes to Financial Statements.

Columbia Multi-Advisor International Equity Fund

August 31, 2010 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Financials – 27.0%
Capital Markets – 2.8%
Credit Suisse Group AG, Registered Shares	318,097	13,898,240
Deutsche Bank AG, Registered Shares	138,868	8,722,445
ICAP PLC	518,927	3,262,937
Intermediate Capital Group PLC	1,191,345	4,965,465
Tokai Tokyo Financial Holdings, Inc.	1,063,000	3,515,864
Capital Markets Total		34,364,951
Commercial Banks – 14.8%
Australia & New Zealand Banking Group Ltd.	465,502	9,416,709
Banco Bilbao Vizcaya Argentaria SA	2,242,739	27,032,339
Banco Santander SA	1,552,693	18,147,087
Bangkok Bank PCL, Foreign Registered Shares	846,200	3,992,166
Bank of China Ltd., Class H	6,651,000	3,355,391
Barclays PLC	1,386,266	6,371,350
BNP Paribas	259,855	16,163,769
Commonwealth Bank of Australia	117,722	5,284,739
Governor & Co. of the Bank of Ireland (a)	4,707,823	4,568,052
HSBC Holdings PLC	1,304,008	12,847,470
HSBC Holdings PLC (Hong Kong Registered Shares)	1,843,636	18,037,924
ICICI Bank Ltd., ADR	377,863	15,609,521
Mitsubishi UFJ Financial Group, Inc.	572,300	2,726,577
Mizuho Financial Group, Inc.	6,193,100	9,486,553
National Bank of Canada	63,000	3,638,149
National Bank of Greece SA (a)	276,575	3,508,688
National Bank of Pakistan	3,204,831	2,406,060
Standard Chartered PLC	312,919	8,349,100
Sumitomo Mitsui Financial Group, Inc.	267,600	7,950,359
Turkiye Is Bankasi, Class C	961,423	3,507,141
Commercial Banks Total		182,399,144
Diversified Financial Services – 1.0%
Fuyo General Lease Co., Ltd.	193,400	5,092,134
ING Groep NV (a)	800,757	7,079,737
Diversified Financial Services Total		12,171,871
Insurance – 4.6%
Allianz SE, Registered Shares	45,134	4,628,381
AXA SA	216,515	3,345,676

	Shares	Value ($)
Baloise Holding AG, Registered Shares	79,714	6,453,982
Brit Insurance Holdings NV	373,335	5,499,003
Lincoln National Corp.	157,729	3,684,550
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	45,440	5,775,030
Ping An Insurance Group Co. of China, Ltd., Class H (c)	777,000	6,353,845
Sampo Oyj, Class A	263,915	6,348,270
XL Group PLC	214,065	3,833,904
Zurich Financial Services AG, Registered Shares	47,521	10,584,103
Insurance Total		56,506,744
Real Estate Investment Trusts (REITs) – 0.7%
Japan Retail Fund Investment Corp.	4,633	6,200,596
Wereldhave NV	40,488	3,332,685
Real Estate Investment Trusts (REITs) Total		9,533,281
Real Estate Management & Development – 3.1%
BR Malls Participacoes SA	458,400	7,177,794
CapitaLand Ltd.	2,946,500	8,537,811
Cheung Kong Holdings Ltd.	478,300	6,061,886
Hang Lung Properties Ltd.	1,552,000	6,934,010
Hongkong Land Holdings Ltd.	921,000	4,942,417
Sinolink Worldwide Holdings Ltd.	28,816,000	4,271,321
Real Estate Management & Development Total		37,925,239
Financials Total		332,901,230
Health Care – 5.8%
Health Care Providers & Services – 0.4%
Miraca Holdings, Inc.	154,800	5,180,505
Health Care Providers & Services Total		5,180,505
Pharmaceuticals – 5.4%
AstraZeneca PLC	263,514	13,021,753
Novo-Nordisk A/S, Class B	124,117	10,636,980
Recordati SpA	741,400	5,818,393
Sanofi-Aventis SA	208,605	11,925,862
Santen Pharmaceutical Co., Ltd.	141,600	5,070,362
Teva Pharmaceutical Industries Ltd., ADR	384,288	19,437,287
Pharmaceuticals Total		65,910,637
Health Care Total		71,091,142

See Accompanying Notes to Financial Statements.

Columbia Multi-Advisor International Equity Fund

August 31, 2010 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Industrials – 9.9%
Aerospace & Defense – 0.8%
Rolls-Royce Group PLC (a)	1,128,367	9,564,583
Aerospace & Defense Total		9,564,583
Airlines – 0.3%
Turk Hava Yollari A.O. (a)	1,008,543	3,164,374
Airlines Total		3,164,374
Building Products – 0.8%
Assa Abloy AB, Class B	165,174	3,282,076
Daikin Industries Ltd.	181,688	6,171,132
Building Products Total		9,453,208
Commercial Services & Supplies – 0.5%
Aeon Delight Co., Ltd.	316,400	5,923,418
Commercial Services & Supplies Total		5,923,418
Electrical Equipment – 1.0%
Schneider Electric SA	121,142	12,791,585
Electrical Equipment Total		12,791,585
Industrial Conglomerates – 2.0%
DCC PLC	239,255	5,984,305
Siemens AG, Registered Shares	162,884	14,773,429
Tyco International Ltd.	94,444	3,520,872
Industrial Conglomerates Total		24,278,606
Machinery – 0.2%
Demag Cranes AG (a)	103,537	3,159,152
Machinery Total		3,159,152
Professional Services – 0.7%
Atkins WS PLC	554,386	5,786,017
Teleperformance	137,431	3,312,926
Professional Services Total		9,098,943
Road & Rail – 1.1%
Canadian National Railway Co.	223,253	13,622,898
Road & Rail Total		13,622,898
Trading Companies & Distributors – 2.5%
ITOCHU Corp.	554,700	4,516,144
Kloeckner & Co. SE (a)	199,350	3,866,474
Marubeni Corp.	2,478,000	12,737,827
Mitsui & Co., Ltd.	506,200	6,615,011
Noble Group Ltd.	2,800,363	3,256,053
Trading Companies & Distributors Total		30,991,509
Industrials Total		122,048,276
Information Technology – 7.8%
Communications Equipment – 0.5%
HTC Corp.	350,550	6,411,050
Communications Equipment Total		6,411,050

	Shares	Value ($)
Electronic Equipment, Instruments & Components – 1.0%
FUJIFILM Holdings Corp.	113,800	3,444,581
HON HAI Precision Industry Co., Ltd.	1,355,377	4,790,002
Venture Corp., Ltd.	711,000	4,560,547
Electronic Equipment, Instruments & Components Total		12,795,130
Internet Software & Services – 2.1%
Alibaba.com Ltd.	1,711,000	3,334,960
Baidu, Inc., ADR (a)	77,561	6,083,109
MercadoLibre, Inc. (a)	102,100	6,732,474
Tencent Holdings Ltd.	349,000	6,417,699
Yahoo! Japan Corp.	8,562	3,077,503
Internet Software & Services Total		25,645,745
IT Services – 0.3%
Groupe Steria SCA	158,714	3,894,300
IT Services Total		3,894,300
Office Electronics – 1.5%
Canon, Inc.	435,200	17,784,203
Office Electronics Total		17,784,203
Semiconductors & Semiconductor Equipment – 1.1%
Infineon Technologies AG (a)	1,102,572	6,083,784
Macronix International	7,548,000	4,023,928
Sumco Corp. (a)	233,200	3,954,348
Semiconductors & Semiconductor Equipment Total		14,062,060
Software – 1.3%
Autonomy Corp. PLC (a)	391,862	9,348,231
Nintendo Co., Ltd.	23,500	6,521,219
Software Total		15,869,450
Information Technology Total		96,461,938
Materials – 5.5%
Chemicals – 3.2%
BASF SE	401,983	21,043,494
Clariant AG, Registered Shares (a)	317,358	4,066,803
Kansai Paint Co., Ltd.	680,000	5,648,104
Makhteshim-Agan Industries Ltd.	820,599	2,831,691
Novozymes A/S, Class B	48,059	5,630,900
Chemicals Total		39,220,992
Metals & Mining – 2.0%
Aurubis AG	54,509	2,159,410
Eastern Platinum Ltd. (a)	2,710,100	2,719,376
First Quantum Minerals Ltd.	37,328	2,152,132
Teck Resources Ltd., Class B	149,071	4,986,508
ThyssenKrupp AG	256,823	6,975,625

See Accompanying Notes to Financial Statements.

Columbia Multi-Advisor International Equity Fund

August 31, 2010 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Vale SA, ADR	203,300	5,438,275
Metals & Mining Total		24,431,326
Paper & Forest Products – 0.3%
Svenska Cellulosa AB, Class B	345,243	4,577,699
Paper & Forest Products Total		4,577,699
Materials Total		68,230,017
Telecommunication Services – 6.7%
Diversified Telecommunication Services – 2.9%
BCE, Inc.	225,600	7,059,851
Nippon Telegraph & Telephone Corp.	165,300	7,108,375
Tele2 AB, Class B	362,978	6,517,347
Telefonica SA	357,491	7,886,215
Telenor ASA	464,602	6,785,456
Diversified Telecommunication Services Total		35,357,244
Wireless Telecommunication Services – 3.8%
Freenet AG	620,798	6,249,181
Millicom International Cellular SA	128,188	11,803,551
MTN Group Ltd.	447,889	7,299,792
Softbank Corp.	199,200	5,704,891
Vivo Participacoes SA, ADR	147,426	3,538,224
Vodafone Group PLC	5,225,276	12,619,721
Wireless Telecommunication Services Total		47,215,360
Telecommunication Services Total		82,572,604
Utilities – 4.8%
Electric Utilities – 2.6%
E.ON AG	136,017	3,808,664
Enel SpA	1,927,645	9,146,109
Fortum Oyj	282,525	6,490,057
Okinawa Electric Power Co., Inc.	96,700	5,111,506
Tokyo Electric Power Co., Inc.	273,800	7,969,247
Electric Utilities Total		32,525,583
Independent Power Producers & Energy Traders – 0.7%
Drax Group PLC	762,132	4,624,083
Energy Development Corp.	32,563,000	3,330,842
Independent Power Producers & Energy Traders Total		7,954,925
Multi-Utilities – 1.1%
AGL Energy Ltd.	296,855	3,971,615
RWE AG	138,107	8,995,089
Multi-Utilities Total		12,966,704

	Shares	Value ($)
Water Utilities – 0.4%
Cia de Saneamento Basico do Estado de Sao Paulo	157,500	2,996,199
Guangdong Investment Ltd.	5,036,000	2,460,379
Water Utilities Total		5,456,578
Utilities Total		58,903,790
Total Common Stocks (cost of $1,113,048,014)		1,207,783,657
Investment Company – 0.1%
iShares MSCI EAFE Index Fund	35,624	1,779,419
Total Investment Company (cost of $1,812,296)		1,779,419
Short-Term Obligation – 0.6%
	Par ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 08/31/10, due 09/01/10 at 0.190%, collateralized by U.S. Government Agency obligations with various maturities to 07/14/14, market value $7,092,800 (repurchase proceeds $6,949,037)	6,949,000	6,949,000
Total Short-Term Obligation (cost of $6,949,000)		6,949,000
Total Investments – 98.6% (cost of $1,121,809,310) (d)		1,216,512,076
Other Assets & Liabilities, Net – 1.4%		16,857,766
Net Assets – 100.0%		1,233,369,842

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  All or a portion of this security is pledged as collateral for open written options contracts.

(c)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2010, the value of this security amounted to $6,353,845, which represents 0.5% of net assets.

(d)  Cost for federal income tax purposes is $1,121,809,310.

See Accompanying Notes to Financial Statements.

Columbia Multi-Advisor International Equity Fund

August 31, 2010 (Unaudited)

The following table summarizes the inputs used, as of August 31, 2010, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$19,518,675	$162,872,078	$—	$182,390,753
Consumer Staples	3,478,669	74,595,199	—	78,073,868
Energy	31,785,871	83,324,168	—	115,110,039
Financials	38,886,335	287,661,050	6,353,845	332,901,230
Health Care	19,437,287	51,653,855	—	71,091,142
Industrials	17,143,770	104,904,506	—	122,048,276
Information Technology	12,815,583	83,646,355	—	96,461,938
Materials	15,296,291	52,933,726	—	68,230,017
Telecommunication Services	22,401,626	60,170,978	—	82,572,604
Utilities	2,996,199	55,907,591	—	58,903,790
Total Common Stocks	183,760,306	1,017,669,506	6,353,845	1,207,783,657
Total Investment Company	1,779,419	—	—	1,779,419
Total Short-Term Obligation	—	6,949,000	—	6,949,000
Total Investments	185,539,725	1,024,618,506	6,353,845	1,216,512,076
Total Written Call Option Contracts	(100,820)	—	—	(100,820)
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	—	995,172	—	995,172
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	—	(1,120,505)	—	(1,120,505)
Total	$185,438,905	$1,024,493,173	$6,353,845	$1,216,285,923

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The following table reconciles asset balances for the six months ended August 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of February 28, 2010	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales		Transfers into Level 3	Transfers out of Level 3		Balance as of August 31, 2010
Common Stock	$—	$—	$—	$190,529	$6,163,316	$	$	—	$	$	6,353,845

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributable to securities owned at August 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $190,529. This amount is included in net change in unrealized appreciation on the Statement of Changes in Net Assets.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, models utilized by the third party statistical pricing service, and the position of the security within the respective company's capital structure.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Columbia Multi-Advisor International Equity Fund

August 31, 2010 (Unaudited)

At August 31, 2010, the Fund held the following written call option contracts:

Equity Risk

Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value
Cott Corp.	$7.50	5,041	09/18/10	$20,164	$(100,820)

For the six months ended August 31, 2010, transactions in written call option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at February 28, 2010	618	$39,551
Options written	10,721	299,926
Options terminated in closing purchase transactions	(3,560)	(114,579)
Options exercised	—	—
Options expired	(2,738)	(204,734)
Options outstanding at August 31, 2010	5,041	$20,164

Forward foreign currency exchange contracts outstanding on August 31, 2010 are:

Foreign Exchange Rate Risk

Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$29,397,380	$29,693,722	11/18/10	$(296,342)
EUR	26,142,967	26,567,826	11/18/10	(424,859)
GBP	3,639,036	3,714,954	11/18/10	(75,918)
JPY	16,305,414	16,062,023	11/18/10	243,391
JPY	1,812,956	1,803,476	11/18/10	9,480
SEK	4,287,533	4,318,590	11/18/10	(31,057)
SGD	3,073,408	3,085,583	11/18/10	(12,175)
				$(587,480)
Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$1,795,845	$1,796,389	11/18/10	$544
CAD	17,868,643	18,466,005	11/18/10	597,362
CHF	16,455,993	16,200,873	11/18/10	(255,120)
DKK	1,216,761	1,235,994	11/18/10	19,233
KRW	3,617,486	3,696,916	11/18/10	79,430
SEK	1,206,017	1,209,846	11/18/10	3,829
THB	3,737,930	3,712,896	11/18/10	(25,034)
TWD	9,192,520	9,234,423	11/18/10	41,903
				$462,147

The Fund was invested in the following countries at August 31, 2010:

Summary of Securities by Country	Value	% of Total Investments
Japan	$208,232,871	17.1
United Kingdom	183,856,662	15.1
Germany	123,428,591	10.1
France	92,172,188	7.6
Spain	72,400,346	6.0
Switzerland	60,181,384	5.0
Brazil	55,034,249	4.5
Hong Kong	43,385,609	3.6
China	42,402,830	3.5
Canada	37,657,583	3.1
Sweden	26,180,672	2.2
United States*	24,501,252	2.0
Israel	22,268,978	1.8
Australia	21,385,054	1.8
Italy	21,342,383	1.8
Taiwan	19,800,995	1.6
India	19,653,610	1.6
Netherlands	17,240,304	1.4
Singapore	16,354,411	1.3
Denmark	16,267,880	1.3
Norway	13,193,627	1.1
Finland	12,838,327	1.1
Belgium	12,139,241	1.0
Ireland	10,552,357	0.9
South Africa	10,551,103	0.9
Argentina	6,732,474	0.5
Turkey	6,671,514	0.5
Thailand	3,992,166	0.3
Republic of Korea	3,920,462	0.3
Greece	3,508,688	0.3
Philippines	3,330,842	0.3
Russia	2,927,363	0.2
Pakistan	2,406,060	0.2
	$1,216,512,076	100.0

*  Includes short-term obligation.

  Certain securities are listed by country of underlying exposure but may trade predominantly on another exchange.

Acronym	Name
ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
GDR	Global Depositary Receipt
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TWD	New Taiwan Dollar

See Accompanying Notes to Financial Statements.

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Statements of Assets and Liabilities – International/Global Stock Funds

August 31, 2010 (Unaudited)

	($)	($)	($)	($)	($)
	Columbia Global Value Fund	Columbia International Value Fund	Columbia Marsico Global Fund	Columbia Marsico International Opportunities Fund	Columbia Multi-Advisor International Equity Fund
Assets
Investments, at identified cost	57,949,501	—	5,006,429	928,287,995	1,121,809,310
Investment in Columbia International Value Master Portfolio, at identified cost	—	1,956,863,923	—	—	—
Total investments, at identified cost	57,949,501	1,956,863,923	5,006,429	928,287,995	1,121,809,310
Investments, at value	40,596,422	—	5,484,797	1,045,663,006	1,216,512,076
Investment in Columbia International Value Master Portfolio, at value	—	1,524,923,040	—	—	—
Total investments, at value	40,596,422	1,524,923,040	5,484,797	1,045,663,006	1,216,512,076
Cash	—	—	298	745	332
Foreign currency (cost of $6,686, $—, $—, $15,823,008 and $9,735,667, respectively)	6,657	—	—	15,842,919	9,745,413
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	—	995,172
Receivable for:
Investments sold	183,371	—	69,571	22,494,111	15,069,578
Fund shares sold	3,455	1,070,493	—	766,721	1,121,608
Dividends	75,803	—	4,212	1,527,871	2,362,513
Interest	—	—	1	36	37
Foreign tax reclaims	—	—	6,673	1,018,183	1,036,179
Expense reimbursement due from investment advisor	22,994	—	18,509	—	—
Prepaid expenses	1,098	—	115	24,746	28,679
Other assets	—	43,804	—	—	30,444
Total Assets	40,889,800	1,526,037,337	5,584,176	1,087,338,338	1,246,902,031
Liabilities
Payable to custodian bank	40,082	—	—	—	—
Written options, at value (premium of $—, $—, $—, $— and $20,164, respectively)	—	—	—	—	100,820
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	—	1,120,505
Payable for:
Investments purchased	—	—	—	10,707,316	9,843,864
Fund shares repurchased	45,720	1,416,227	4,786	1,215,590	852,124
Foreign capital gains taxes withheld	—	—	—	—	179,943
Investment advisory fee	34,131	—	3,829	764,569	720,189
Administration fee	2,794	226,606	1,053	198,648	174,628
Pricing and bookkeeping fees	5,754	3,167	2,917	13,777	14,373
Transfer agent fee	11,916	252,965	221	29,080	335,934
Trustees' fees	51,136	19,998	19,373	52,338	92,089
Custody fee	2,522	467	3,479	16,018	62,788
Distribution and service fees	23,078	129,233	2,129	78,653	6,611
Chief compliance officer expenses	2	—	13	73	17
Reports to shareholders	57	48,616	—	182,664	—
Other liabilities	45,271	31,627	11,432	56,769	28,304
Total Liabilities	262,463	2,128,906	49,232	13,315,495	13,532,189
Net Assets	40,627,337	1,523,908,431	5,534,944	1,074,022,843	1,233,369,842
Net Assets Consist of
Paid-in capital	130,690,685	2,187,776,526	6,658,123	1,833,259,668	1,796,408,213
Undistributed net investment income	473,972	23,308,404	—	5,850,906	11,062,626
Accumulated net investment loss	—	—	(39,647)	—	—
Accumulated net realized loss	(73,183,894)	(255,235,616)	(1,562,442)	(882,493,774)	(668,435,377)
Net unrealized appreciation (depreciation) on:
Investments	(17,353,079)	(431,940,883)	478,368	117,375,011	94,702,766
Foreign currency translations	(347)	—	542	31,032	(107,787)
Foreign capital gains tax	—	—	—	—	(179,943)
Written options	—	—	—	—	(80,656)
Net Assets	40,627,337	1,523,908,431	5,534,944	1,074,022,843	1,233,369,842

See Accompanying Notes to Financial Statements.

Statements of Assets and Liabilities (continued) – International/Global Stock Funds

August 31, 2010 (Unaudited)

	Columbia Global Value Fund	Columbia International Value Fund	Columbia Marsico Global Fund	Columbia Marsico International Opportunities Fund	Columbia Multi-Advisor International Equity Fund
Class A
Net assets	$13,780,774	$354,589,542	$1,890,676	$140,430,272	$21,867,622
Shares outstanding	2,534,752	27,985,517	237,553	14,197,458	2,103,267
Net asset value per share (a)	$5.44	$12.67	$7.96	$9.89	$10.40
Maximum sales charge	5.75%	5.75%	5.75%	5.75%	5.75%
Maximum offering price per share (b)	$5.77	$13.44	$8.45	$10.49	$11.03
Class B
Net assets	$3,458,287	$1,381,914	—	$14,415,413	$788,433
Shares outstanding	660,148	113,142	—	1,538,745	83,392
Net asset value and offering price per share (a)	$5.24	$12.21	—	$9.37	$9.45
Class C
Net assets	$15,348,248	$54,452,914	$1,479,949	$37,527,205	$1,160,144
Shares outstanding	2,929,104	4,472,302	188,521	4,002,257	124,237
Net asset value and offering price per share (a)	$5.24	$12.18	$7.85	$9.38	$9.34
Class R
Net assets	—	—	$996,759	$3,090,201	$229,513
Shares outstanding	—	—	125,759	313,181	22,108
Net asset value, offering and redemption price per share	—	—	$7.93	$9.87	$10.38
Class Z
Net assets	$8,040,028	$1,113,484,061	$1,167,560	$878,559,752	$1,209,324,130
Shares outstanding	1,468,674	86,953,993	146,104	87,415,151	114,777,094
Net asset value, offering and redemption price per share	$5.47	$12.81	$7.99	$10.05	$10.54

(a)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

Statements of Operations – International/Global Stock Funds

For the Six Months Ended August 31, 2010 (Unaudited)

	($)	($)	($)	($)	($)
	Columbia Global Value Fund	Columbia International Value Fund	Columbia Marsico Global Fund	Columbia Marsico International Opportunities Fund	Columbia Multi-Advisor International Equity Fund
Investment Income
Dividends	1,022,716	—	40,888	19,410,694	27,272,324
Dividends from affiliates	715	—	—	—	—
Interest	124	—	68	19,205	10,564
Foreign taxes withheld	(65,120)	—	(3,002)	(2,186,197)	(2,766,500)
Allocated from Master Portfolio:
Dividends	—	40,928,245	—	—	—
Interest	—	6,463	—	—	—
Foreign taxes withheld	—	(6,584,547)	—	—	—
Expenses (a)	—	(7,153,265)	—	—	—
Total Investment Income	958,435	27,196,896	37,954	17,243,702	24,516,388
Expenses
Investment advisory fee	219,202	—	22,902	4,660,417	4,407,641
Administration fee	18,761	1,390,316	6,298	1,211,615	1,070,213
Distribution fee:
Class B	18,774	13,879	—	61,865	3,756
Class C	66,657	227,538	5,672	157,332	5,708
Class R	—	—	2,542	8,213	666
Service fee:
Class B	6,258	4,626	—	20,622	1,252
Class C	22,219	75,846	1,891	52,444	1,902
Distribution and service fees—Class A	19,157	473,382	2,511	192,540	29,338
Transfer agent fee	45,299	1,022,999	1,670	590,585	1,006,235
Pricing and bookkeeping fees	28,554	19,000	6,814	76,100	78,447
Trustees' fees	23,435	5,283	20,636	25,312	32,416
Custody fee	7,110	1,766	10,225	219,712	312,471
Registration fees	8,930	54,187	17,997	41,789	22,511
Audit fee	21,768	11,423	21,331	24,977	27,469
Legal fees	31,260	15,116	15,722	30,202	32,457
Reports to shareholders	26,883	102,576	7,428	111,049	70,449
Chief compliance officer expenses	443	684	373	798	793
Other expenses	1,627	4,897	395	17,432	23,777
Expenses before interest expense	566,337	3,423,518	144,407	7,503,004	7,127,501
Interest expense	—	—	—	—	8,398
Interest expense allocated from Master Portfolio	—	4,065	—	—	—
Total Expenses	566,337	3,427,583	144,407	7,503,004	7,135,899
Fees waived or expenses reimbursed by investment advisor	(104,470)	—	(93,140)	—	—
Expense reductions	—	(1)	(5)	(11)	(8)
Net Expenses	461,867	3,427,582	51,262	7,502,993	7,135,891
Net Investment Income (Loss)	496,568	23,769,314	(13,308)	9,740,709	17,380,497

See Accompanying Notes to Financial Statements.

Statements of Operations (continued) – International/Global Stock Funds

For the Six Months Ended August 31, 2010 (Unaudited)

	($)	($)	($)	($)	($)
	Columbia Global Value Fund	Columbia International Value Fund	Columbia Marsico Global Fund	Columbia Marsico International Opportunities Fund	Columbia Multi-Advisor International Equity Fund
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency, Foreign Capital Gains Tax, Futures Contracts and Written Options
Net realized gain (loss) on:
Investments	(240,699)	—	442,203	5,961,200	29,093,113
Foreign currency transactions	(10,472)	—	(4,993)	(1,134,035)	(7,734,910)
Futures contracts	—	—	—	—	(197,942)
Written options	—	—	—	—	215,134
Allocated from Master Portfolio:
Investments	—	(56,030,485)	—	—	—
Foreign currency transactions	—	(314,690)	—	—	—
Net realized gain (loss)	(251,171)	(56,345,175)	437,210	4,827,165	21,375,395
Net change in unrealized appreciation (depreciation) on:
Investments	(2,672,378)	—	(366,174)	(25,871,065)	(74,978,856)
Foreign currency translations	139	—	389	92,299	3,800,123
Foreign capital gains tax	—	—	—	—	(115,831)
Written options	—	—	—	—	(103,521)
Allocated from Master Portfolio:
Investments	—	(55,316,780)	—	—	—
Net change in unrealized appreciation (depreciation)	(2,672,239)	(55,316,780)	(365,785)	(25,778,766)	(71,398,085)
Net Gain (Loss)	(2,923,410)	(111,661,955)	71,425	(20,951,601)	(50,022,690)
Net Increase (Decrease) Resulting from Operations	(2,426,842)	(87,892,641)	58,117	(11,210,892)	(32,642,193)

(a)  Expenses allocated from Master Portfolio include the Fund's pro-rata portion of the Master Portfolio's investment advisory, administration, pricing and bookkeeping, Trustees' fees and other expenses.

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – International/Global Stock Funds

Increase (Decrease) in Net Assets	Columbia Global Value Fund		Columbia International Value Fund				Columbia Marsico Global Fund
	(Unaudited) Six Months Ended August 31, 2010 ($)	Year Ended February 28, 2010 ($)	(Unaudited) Six Months Ended August 31, 2010 ($)		Year Ended February 28, 2010 ($)		(Unaudited) Six Months Ended August 31, 2010 ($)	Year Ended February 28, 2010 ($)
Operations
Net investment income (loss)	496,568	727,885	23,769,314		40,188,961		(13,308)	(27,053)
Net realized gain (loss) on investments, foreign currency transactions, futures contracts and written options	(251,171)	(37,702,544)	(56,345,175	)(a)	(159,976,692	)(a)	437,210	112,045
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, foreign capital gains tax and written options	(2,672,239)	64,448,477	(55,316,780	)(a)	603,196,909	(a)	(365,785)	1,805,713
Net increase (decrease) resulting from operations	(2,426,842)	27,473,818	(87,892,641)		483,409,178		58,117	1,890,705
Distributions to Shareholders
From net investment income:
Class A	(269,032)	(901,429)	(3,150,507)		(5,462,082)		—	(7,179)
Class B	(47,592)	(368,815)	(11,645)		(112,512)		—	—
Class C	(189,832)	(1,033,688)	(432,896)		(642,030)		—	—
Class R	—	—	—		—		—	(1,931)
Class Z	(198,596)	(1,181,811)	(10,216,769)		(20,344,658)		—	(6,194)
Total distributions to shareholders	(705,052)	(3,485,743)	(13,811,817)		(26,561,282)		—	(15,304)
Net Capital Stock Transactions	(10,167,916)	(35,539,358)	(15,234,592)		29,692,285		(59,662)	334,429
Redemption Fees	—	1,259	2,397		111,554		—	10
Increase from regulatory settlements	48,500	—	65,195		417,242	(a)	—	—
Total increase (decrease) in net assets	(13,251,310)	(11,550,024)	(116,871,458)		487,068,977		(1,545)	2,209,840
Net Assets
Beginning of period	53,878,647	65,428,671	1,640,779,889		1,153,710,912		5,536,489	3,326,649
End of period	40,627,337	53,878,647	1,523,908,431		1,640,779,889		5,534,944	5,536,489
Undistributed (overdistributed) net investment income at end of period	473,972	682,456	23,308,404		13,350,907		—	—
Accumulated net investment loss, at end of period	—	—	—		—		(39,647)	(26,339)

(a)  Allocated from Master Portfolio.

See Accompanying Notes to Financial Statements.

Increase (Decrease) in Net Assets	Columbia Marsico International Opportunities Fund		Columbia Multi-Advisor International Equity Fund
	(Unaudited) Six Months Ended August 31, 2010 ($)	Year Ended February 28, 2010 ($)	(Unaudited) Six Months Ended August 31, 2010 ($)	Year Ended February 28, 2010 ($)
Operations
Net investment income (loss)	9,740,709	7,409,782	17,380,497	23,086,585
Net realized gain (loss) on investments, foreign currency transactions, futures contracts and written options	4,827,165	(58,616,460)	21,375,395	(145,880,630)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, foreign capital gains tax and written options	(25,778,766)	571,967,695	(71,398,085)	674,185,182
Net increase (decrease) resulting from operations	(11,210,892)	520,761,017	(32,642,193)	551,391,137
Distributions to Shareholders
From net investment income:
Class A	—	(5,996,940)	—	(963,875)
Class B	—	(227,998)	—	(48,849)
Class C	—	(570,820)	—	(67,661)
Class R	—	(64,392)	—	(7,655)
Class Z	(364,845)	(30,799,010)	—	(61,842,478)
Total distributions to shareholders	(364,845)	(37,659,160)	—	(62,930,518)
Net Capital Stock Transactions	(117,377,250)	(358,865,166)	(136,981,507)	(264,703,264)
Redemption Fees	3,462	114,599	5,081	64,736
Increase from regulatory settlements	—	—	—	4,074,606
Total increase (decrease) in net assets	(128,949,525)	124,351,290	(169,618,619)	227,896,697
Net Assets
Beginning of period	1,202,972,368	1,078,621,078	1,402,988,461	1,175,091,764
End of period	1,074,022,843	1,202,972,368	1,233,369,842	1,402,988,461
Undistributed (overdistributed) net investment income at end of period	5,850,906	(3,524,958)	11,062,626	(6,317,871)
Accumulated net investment loss, at end of period	—	—	—	—

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Global Value Fund				Columbia International Value Fund
	(Unaudited) Six Months Ended August 31, 2010		Year Ended February 28, 2010		(Unaudited) Six Months Ended August 31, 2010		Year Ended February 28, 2010
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	352,589	2,065,891	427,165	2,365,575	4,688,212	63,771,007	11,513,261	151,911,595
Distributions reinvested	39,668	224,125	149,841	755,198	207,051	2,641,975	337,933	4,687,130
Redemptions	(529,276)	(3,079,504)	(1,774,695)	(9,485,370)	(5,133,847)	(67,608,868)	(9,268,575)	(118,955,238)
Net increase (decrease)	(137,019)	(789,488)	(1,197,689)	(6,364,597)	(238,584)	(1,195,886)	2,582,619	37,643,487
Class B
Subscriptions	707	3,863	10,044	48,814	15,860	212,406	79,922	1,055,427
Distributions reinvested	7,391	40,356	61,839	300,533	817	10,059	7,253	97,260
Redemptions	(463,946)	(2,611,778)	(818,402)	(4,385,237)	(554,746)	(7,322,386)	(1,497,283)	(18,383,672)
Net decrease	(455,848)	(2,567,559)	(746,519)	(4,035,890)	(538,069)	(7,099,921)	(1,410,108)	(17,230,985)
Class C
Subscriptions	9,145	49,931	51,641	251,491	168,137	2,201,548	642,151	8,330,678
Distributions reinvested	22,895	125,009	142,059	691,830	24,646	302,657	33,260	445,349
Redemptions	(598,820)	(3,365,561)	(2,071,935)	(10,710,243)	(639,524)	(8,174,327)	(1,235,742)	(14,921,103)
Net increase (decrease)	(566,780)	(3,190,621)	(1,878,235)	(9,766,922)	(446,741)	(5,670,122)	(560,331)	(6,145,076)
Class R
Subscriptions	—	—	—	—	—	—	—	—
Distributions reinvested	—	—	—	—	—	—	—	—
Redemptions	—	—	—	—	—	—	—	—
Net increase	—	—	—	—	—	—	—	—
Class Z
Subscriptions	12,104	69,214	175,537	952,921	14,990,588	203,746,008	29,734,906	387,997,483
Distributions reinvested	6,559	37,322	35,230	178,616	457,926	5,902,662	764,486	10,702,805
Redemptions	(632,204)	(3,726,784)	(3,059,097)	(16,503,486)	(15,735,639)	(210,917,333)	(32,234,509)	(383,275,429)
Net increase (decrease)	(613,541)	(3,620,248)	(2,848,330)	(15,371,949)	(287,125)	(1,268,663)	(1,735,117)	15,424,859

See Accompanying Notes to Financial Statements.

	Columbia Marsico Global Fund
	(Unaudited) Six Months Ended August 31, 2010		Year Ended February 28, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	19,235	155,569	60,337	431,019
Distributions reinvested	—	—	893	6,994
Redemptions	(35,030)	(274,411)	(31,342)	(199,132)
Net increase (decrease)	(15,795)	(118,842)	29,888	238,881
Class B
Subscriptions	—	—	—	—
Distributions reinvested	—	—	—	—
Redemptions	—	—	—	—
Net decrease	—	—	—	—
Class C
Subscriptions	9,241	73,693	33,090	250,189
Distributions reinvested	—	—	—	—
Redemptions	(4,075)	(31,090)	(28,904)	(177,715)
Net increase (decrease)	5,166	42,603	4,186	72,474
Class R
Subscriptions	105	840	375	2,449
Distributions reinvested	—	—	247	1,931
Redemptions	—	—	—	—
Net increase	105	840	622	4,380
Class Z
Subscriptions	2,408	20,158	1,980	13,500
Distributions reinvested	—	—	789	6,194
Redemptions	(563)	(4,421)	(157)	(1,000)
Net increase (decrease)	1,845	15,737	2,612	18,694

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Marsico International Opportunities Fund
	(Unaudited) Six Months Ended August 31, 2010		Year Ended February 28, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	1,340,816	13,685,290	3,599,341	33,799,461
Distributions reinvested	—	—	612,199	5,585,316
Redemptions	(4,026,492)	(40,545,289)	(16,628,228)	(161,225,189)
Net increase (decrease)	(2,685,676)	(26,859,999)	(12,416,688)	(121,840,412)
Class B
Subscriptions	4,781	47,154	104,917	926,130
Distributions reinvested	—	—	23,266	199,106
Redemptions	(339,717)	(3,239,295)	(649,513)	(5,638,652)
Net decrease	(334,936)	(3,192,141)	(521,330)	(4,513,416)
Class C
Subscriptions	125,992	1,232,081	382,994	3,548,154
Distributions reinvested	—	—	52,934	453,616
Redemptions	(797,753)	(7,605,789)	(1,817,095)	(15,707,197)
Net decrease	(671,761)	(6,373,708)	(1,381,167)	(11,705,427)
Class R
Subscriptions	24,523	246,112	156,809	1,508,570
Distributions reinvested	—	—	6,574	60,626
Redemptions	(44,457)	(444,302)	(215,226)	(1,993,518)
Net increase (decrease)	(19,934)	(198,190)	(51,843)	(424,322)
Class Z
Subscriptions	9,357,483	96,334,652	17,351,987	171,310,738
Distributions reinvested	13,350	133,498	1,114,727	10,453,698
Redemptions	(17,378,873)	(177,221,362)	(42,970,610)	(402,146,025)
Net decrease	(8,008,040)	(80,753,212)	(24,503,896)	(220,381,589)

See Accompanying Notes to Financial Statements.

	Columbia Multi-Advisor International Equity Fund
	(Unaudited) Six Months Ended August 31, 2010		Year Ended February 28, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	69,558	752,974	205,292	2,168,886
Distributions reinvested	—	—	76,464	792,878
Redemptions	(235,630)	(2,512,861)	(289,456)	(2,912,919)
Net increase (decrease)	(166,072)	(1,759,887)	(7,700)	48,845
Class B
Subscriptions	—	—	11,123	109,561
Distributions reinvested	—	—	4,441	41,580
Redemptions	(38,655)	(377,071)	(54,596)	(508,773)
Net decrease	(38,655)	(377,071)	(39,032)	(357,632)
Class C
Subscriptions	2,240	21,842	27,871	266,977
Distributions reinvested	—	—	4,990	46,261
Redemptions	(57,402)	(522,228)	(53,754)	(495,500)
Net decrease	(55,162)	(500,386)	(20,893)	(182,262)
Class R
Subscriptions	2,471	26,756	11,671	121,158
Distributions reinvested	—	—	577	5,998
Redemptions	(7,423)	(75,237)	(200)	(2,249)
Net increase (decrease)	(4,952)	(48,481)	12,048	124,907
Class Z
Subscriptions	4,323,353	46,317,479	15,059,511	151,650,965
Distributions reinvested	—	—	2,808,809	29,505,142
Redemptions	(16,761,404)	(180,613,161)	(44,278,243)	(445,493,229)
Net decrease	(12,438,051)	(134,295,682)	(26,409,923)	(264,337,122)

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Global Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,				Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class A Shares	2010		2010		2009		2008		2007 (a)		2006 (b)		2005
Net Asset Value, Beginning of Period	$5.85		$4.14		$9.33		$13.43		$12.64		$11.98		$12.04
Income from Investment Operations:
Net investment income (c)	0.07		0.07		0.18		0.19	(d)	0.14		0.16		0.11
Net realized and unrealized gain (loss) on investments and foreign currency	(0.39)		1.91		(4.58)		(1.21)		2.07		1.76		0.85
Total from investment operations	(0.32)		1.98		(4.40)		(1.02)		2.21		1.92		0.96
Less Distributions to Shareholders:
From net investment income	(0.10)		(0.27)		—		(0.19)		(0.12)		(0.17)		(0.11)
From net realized gains	—		—		(0.79)		(2.89)		(1.30)		(1.09)		(0.91)
Total distributions to shareholders	(0.10)		(0.27)		(0.79)		(3.08)		(1.42)		(1.26)		(1.02)
Redemption Fees:
Redemption fees added to paid-in-capital	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Increase from regulatory settlements	0.01		—		—		—		—		—		—
Net Asset Value, End of Period	$5.44		$5.85		$4.14		$9.33		$13.43		$12.64		$11.98
Total return (f)	(5.32	)%(g)(h)	48.97	%(h)	(51.34	)%(h)	(10.43	)%(h)	19.27	%(g)(h)	16.97%		8.64%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.60	%(i)	1.62%		1.60	%(j)	1.51	%(j)	1.53	%(i)(j)	1.45	%(j)	1.52	%(j)
Interest expense	—		—	%(k)	—	%(k)	—	%(k)	—	%(i)(k)	—	%(k)	—
Net expenses	1.60	%(i)	1.62%		1.60	%(j)	1.51	%(j)	1.53	%(i)(j)	1.45	%(j)	1.52	%(j)
Waiver/Reimbursement	0.43	%(i)	0.30%		0.03%		0.01%		0.01	%(i)	—		—
Net investment income	2.27	%(i)	1.29%		2.45	%(j)	1.50	%(j)	1.17	%(i)(j)	1.32	%(j)	0.94	%(j)
Portfolio turnover rate	—	%(g)	5%		10%		38%		12	%(g)	16%		18%
Net assets, end of period (000s)	$13,781		$15,641		$16,031		$85,257		$114,224		$119,611		$126,679

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.05 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(g)  Not annualized.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Global Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,				Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class B Shares	2010		2010		2009		2008		2007 (a)		2006 (b)		2005
Net Asset Value, Beginning of Period	$5.62		$3.98		$9.05		$13.12		$12.40		$11.78		$11.86
Income from Investment Operations:
Net investment income (c)	0.05		0.03		0.12		0.10	(d)	0.05		0.07		0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(0.38)		1.83		(4.40)		(1.17)		2.02		1.71		0.84
Total from investment operations	(0.33)		1.86		(4.28)		(1.07)		2.07		1.78		0.86
Less Distributions to Shareholders:
From net investment income	(0.06)		(0.22)		—		(0.11)		(0.05)		(0.07)		(0.03)
From net realized gains	—		—		(0.79)		(2.89)		(1.30)		(1.09)		(0.91)
Total distributions to shareholders	(0.06)		(0.22)		(0.79)		(3.00)		(1.35)		(1.16)		(0.94)
Redemption Fees:
Redemption fees added to paid-in-capital	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—
Increase from regulatory settlements	0.01		—		—		—		—		—		—
Net Asset Value, End of Period	$5.24		$5.62		$3.98		$9.05		$13.12		$12.40		$11.78
Total return (f)	(5.71	)%(g)(h)	47.63	%(h)	(51.61	)%(h)	(11.08	)%(h)	18.44	%(g)(h)	16.08%		7.85%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	2.35	%(i)	2.37%		2.35	%(j)	2.26	%(j)	2.28	%(i)(j)	2.20	%(j)	2.27	%(j)
Interest expense	—		—	%(k)	—	%(k)	—	%(k)	—	%(i)(k)	—	%(k)	—
Net expenses	2.35	%(i)	2.37%		2.35	%(j)	2.26	%(j)	2.28	%(i)(j)	2.20	%(j)	2.27	%(j)
Waiver/Reimbursement	0.43	%(i)	0.30%		0.03%		0.01%		0.01	%(i)	—		—
Net investment income	1.76	%(i)	0.61%		1.67	%(j)	0.76	%(j)	0.41	%(i)(j)	0.58	%(j)	0.19	%(j)
Portfolio turnover rate	—	%(g)	5%		10%		38%		12	%(g)	16%		18%
Net assets, end of period (000s)	$3,458		$6,277		$7,408		$22,943		$32,635		$32,564		$34,324

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.05 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Global Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,				Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class C Shares	2010		2010		2009		2008		2007 (a)		2006 (b)		2005
Net Asset Value, Beginning of Period	$5.63		$3.98		$9.05		$13.13		$12.41		$11.78		$11.86
Income from Investment Operations:
Net investment income (c)	0.04		0.03		0.12		0.09	(d)	0.04		0.07		0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(0.38)		1.84		(4.40)		(1.17)		2.03		1.72		0.84
Total from investment operations	(0.34)		1.87		(4.28)		(1.08)		2.07		1.79		0.86
Less Distributions to Shareholders:
From net investment income	(0.06)		(0.22)		—		(0.11)		(0.05)		(0.07)		(0.03)
From net realized gains	—		—		(0.79)		(2.89)		(1.30)		(1.09)		(0.91)
Total distributions to shareholders	(0.06)		(0.22)		(0.79)		(3.00)		(1.35)		(1.16)		(0.94)
Redemption Fees:
Redemption fees added to paid-in-capital	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—
Increase from regulatory settlements	0.01		—		—		—		—		—		—
Net Asset Value, End of Period	$5.24		$5.63		$3.98		$9.05		$13.13		$12.41		$11.78
Total return (f)	(5.87	)%(g)(h)	47.88	%(h)	(51.61	)%(h)	(11.14	)%(h)	18.44	%(g)(h)	16.16%		7.84%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	2.35	%(i)	2.37%		2.35	%(j)	2.26	%(j)	2.28	%(i)(j)	2.20	%(j)	2.27	%(j)
Interest expense	—		—	%(k)	—	%(k)	—	%(k)	—	%(i)(k)	—	%(k)	—
Net expenses	2.35	%(i)	2.37%		2.35	%(j)	2.26	%(j)	2.28	%(i)(j)	2.20	%(j)	2.27	%(j)
Waiver/Reimbursement	0.43	%(i)	0.30%		0.03%		0.01%		0.01	%(i)	—		—
Net investment income	1.57	%(i)	0.53%		1.69	%(j)	0.74	%(j)	0.39	%(i)(j)	0.58	%(j)	0.19	%(j)
Portfolio turnover rate	—	%(g)	5%		10%		38%		12	%(g)	16%		18%
Net assets, end of period (000s)	$15,348		$19,665		$21,375		$72,405		$97,465		$92,558		$98,850

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.05 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)  Not annualized.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Global Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,				Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class Z Shares	2010		2010		2009		2008		2007 (a)		2006 (b)		2005
Net Asset Value, Beginning of Period	$5.91		$4.18		$9.40		$13.53		$12.72		$12.04		$12.10
Income from Investment Operations:
Net investment income (c)	0.08		0.10		0.21		0.23	(d)	0.17		0.20		0.14
Net realized and unrealized gain (loss) on investments and foreign currency	(0.41)		1.92		(4.61)		(1.23)		2.09		1.77		0.85
Total from investment operations	(0.33)		2.02		(4.40)		(1.00)		2.26		1.97		0.99
Less Distributions to Shareholders:
From net investment income	(0.12)		(0.29)		(0.03)		(0.24)		(0.15)		(0.20)		(0.14)
From net realized gains	—		—		(0.79)		(2.89)		(1.30)		(1.09)		(0.91)
Total distributions to shareholders	(0.12)		(0.29)		(0.82)		(3.13)		(1.45)		(1.29)		(1.05)
Redemption Fees:
Redemption fees added to paid-in-capital	—		—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Increase from regulatory settlements	0.01		—		—		—		—		—		—
Net Asset Value, End of Period	$5.47		$5.91		$4.18		$9.40		$13.53		$12.72		$12.04
Total return (f)	(5.56	)%(g)(h)	49.50	%(h)	(51.10	)%(h)	(10.26	)%(h)	19.54	%(g)(h)	17.34%		8.84%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.35	%(i)	1.37%		1.35	%(j)	1.26	%(j)	1.28	%(i)(j)	1.20	%(j)	1.27	%(j)
Interest expense	—		—	%(k)	—	%(k)	—	%(k)	—	%(i)(k)	—	%(k)	—
Net expenses	1.35	%(i)	1.37%		1.35	%(j)	1.26	%(j)	1.28	%(i)(j)	1.20	%(j)	1.27	%(j)
Waiver/Reimbursement	0.43	%(i)	0.30%		0.03%		0.01%		0.01	%(i)	—		—
Net investment income	2.65	%(i)	1.86%		2.81	%(j)	1.77	%(j)	1.42	%(i)(j)	1.60	%(j)	1.19	%(j)
Portfolio turnover rate	—	%(g)	5%		10%		38%		12	%(g)	16%		18%
Net assets, end of period (000s)	$8,040		$12,296		$20,615		$66,875		$117,125		$117,072		$134,337

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.05 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Not annualized.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia International Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,				Period Ended February 29,		Year Ended March 31,
Class A Shares (a)	2010		2010		2009		2008 (b)		2007		2006 (c)		2005
Net Asset Value, Beginning of Period	$13.48		$9.40		$18.95		$26.02		$24.97		$22.34		$20.64
Income from Investment Operations:
Net investment income (d)	0.18		0.33	(e)	0.52		0.65		0.29		0.31		0.23
Net realized and unrealized gain (loss) on investments and foreign currency	(0.88)		3.96		(7.83)		(1.95)		4.34		4.73		2.51
Total from investment operations	(0.70)		4.29		(7.31)		(1.30)		4.63		5.04		2.74
Less Distributions to Shareholders:
From net investment income	(0.11)		(0.21)		(0.53)		(0.68)		(0.34)		(0.35)		(0.25)
From net realized gains	—		—		(1.70)		(5.09)		(3.24)		(2.06)		(0.79)
From return of capital	—		—		(0.01)		—		—		—		—
Total distributions to shareholders	(0.11)		(0.21)		(2.24)		(5.77)		(3.58)		(2.41)		(1.04)
Redemption Fees:
Redemption fees added to paid-in-capital (f)	—		—		—		—		—		—		—
Increase from regulatory settlements	—	(f)	—	(f)	—		—		—		—		—
Net Asset Value, End of Period	$12.67		$13.48		$9.40		$18.95		$26.02		$24.97		$22.34
Total return (g)	(5.20	)%(h)	45.57%		(42.59)%		(7.28	)%(h)	20.46%		24.28%		13.38%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.43	%(i)(j)	1.42	%(i)	1.38	%(i)	1.32	%(i)(j)	1.30	%(i)	1.27%		1.33%
Interest expense	—	%(j)(k)	—	%(k)	—	%(k)	—	%(j)(k)	—	%(k)	—	%(k)	—
Net expenses	1.43	%(i)(j)	1.42	%(i)	1.38	%(i)	1.32	%(i)(j)	1.30	%(i)	1.27%		1.33%
Waiver/Reimbursement	—		—		—		—		—		0.06	%(l)	0.07	%(l)
Net investment income	2.71	%(i)(j)	2.56	%(i)	3.31	%(i)	2.71	%(i)(j)	1.15	%(i)	1.38%		1.10%
Net assets, end of period (000s)	$354,590		$380,578		$241,097		$868,942		$1,073,616		$1,010,361		$906,848

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia International Value Master Portfolio.

(b)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(c)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.13 per share.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

(l)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -% and 0.04% for the years ended March 31, 2006 and March 31, 2005, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia International Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,				Period Ended February 29,		Year Ended March 31,
Class B Shares (a)	2010		2010		2009		2008 (b)		2007		2006 (c)		2005
Net Asset Value, Beginning of Period	$13.02		$9.09		$18.39		$25.43		$24.54		$22.00		$20.35
Income from Investment Operations:
Net investment income (d)	0.15		0.24	(e)	0.37		0.49		0.11		0.15		0.08
Net realized and unrealized gain (loss) on investments and foreign currency	(0.87)		3.82		(7.53)		(1.91)		4.22		4.63		2.45
Total from investment operations	(0.72)		4.06		(7.16)		(1.42)		4.33		4.78		2.53
Less Distributions to Shareholders:
From net investment income	(0.09)		(0.13)		(0.43)		(0.53)		(0.20)		(0.18)		(0.09)
From net realized gains	—		—		(1.70)		(5.09)		(3.24)		(2.06)		(0.79)
From return of capital	—		—		(0.01)		—		—		—		—
Total distributions to shareholders	(0.09)		(0.13)		(2.14)		(5.62)		(3.44)		(2.24)		(0.88)
Redemption Fees:
Redemption fees added to paid-in-capital (f)	—		—		—		—		—		—		—
Increase from regulatory settlements	—	(f)	—	(f)	—		—		—		—		—
Net Asset Value, End of Period	$12.21		$13.02		$9.09		$18.39		$25.43		$24.54		$22.00
Total return (g)	(5.51	)%(h)	44.61%		(43.01)%		(7.90	)%(h)	19.51%		23.36%		12.54%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	2.18	%(i)(j)	2.17	%(i)	2.13	%(i)	2.07	%(i)(j)	2.05	%(i)	2.02%		2.08%
Interest expense	—	%(j)(k)	—	%(k)	—	%(k)	—	%(j)(k)	—	%(k)	—	%(k)	—
Net expenses	2.18	%(i)(j)	2.17	%(i)	2.13	%(i)	2.07	%(i)(j)	2.05	%(i)	2.02%		2.08%
Waiver/Reimbursement	—		—		—		—		—		0.06	%(l)	0.07	%(l)
Net investment income	2.30	%(i)(j)	1.95	%(i)	2.43	%(i)	2.10	%(i)(j)	0.45	%(i)	0.67%		0.35%
Net assets, end of period (000s)	$1,382		$8,476		$18,743		$65,705		$110,726		$114,932		$111,402

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia International Value Master Portfolio.

(b)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(c)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.13 per share.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

(l)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -% and 0.04% for the years ended March 31, 2006 and March 31, 2005, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia International Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,				Period Ended February 29,		Year Ended March 31,
Class C Shares (a)	2010		2010		2009		2008 (b)		2007		2006 (c)		2005
Net Asset Value, Beginning of Period	$12.99		$9.08		$18.37		$25.40		$24.52		$21.98		$20.33
Income from Investment Operations:
Net investment income (d)	0.13		0.22	(e)	0.34		0.46		0.10		0.15		0.08
Net realized and unrealized gain (loss) on investments and foreign currency	(0.85)		3.82		(7.49)		(1.87)		4.22		4.63		2.45
Total from investment operations	(0.72)		4.04		(7.15)		(1.41)		4.32		4.78		2.53
Less Distributions to Shareholders:
From net investment income	(0.09)		(0.13)		(0.43)		(0.53)		(0.20)		(0.18)		(0.09)
From net realized gains	—		—		(1.70)		(5.09)		(3.24)		(2.06)		(0.79)
From return of capital	—		—		(0.01)		—		—		—		—
Total distributions to shareholders	(0.09)		(0.13)		(2.14)		(5.62)		(3.44)		(2.24)		(0.88)
Redemption Fees:
Redemption fees added to paid-in-capital (f)	—		—		—		—		—		—		—
Increase from regulatory settlements	—	(f)	—	(f)	—		—		—		—		—
Net Asset Value, End of Period	$12.18		$12.99		$9.08		$18.37		$25.40		$24.52		$21.98
Total return (g)	(5.53	)%(h)	44.44%		(43.00)%		(7.86	)%(h)	19.48%		23.38%		12.54%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	2.18	%(i)(j)	2.17	%(i)	2.13	%(i)	2.07	%(i)(j)	2.05	%(i)	2.02%		2.08%
Interest expense	—	%(j)(k)	—	%(k)	—	%(k)	—	%(j)(k)	—	%(k)	—	%(k)	—
Net expenses	2.18	%(i)	2.17	%(i)	2.13	%(i)	2.07	%(i)(j)	2.05	%(i)	2.02%		2.08%
Waiver/Reimbursement	—		—		—		—		—		0.06	%(l)	0.07	%(l)
Net investment income	1.97	%(i)(j)	1.81	%(i)	2.28	%(i)	1.99	%(i)(j)	0.42	%(i)	0.67%		0.35%
Net assets, end of period (000s)	$54,453		$63,914		$49,750		$127,020		$170,731		$168,819		$162,797

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia International Value Master Portfolio.

(b)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(c)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.13 per share.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

(l)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -% and 0.04% for the years ended March 31, 2006 and March 31, 2005, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia International Value Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,				Period Ended February 29,		Year Ended March 31,
Class Z Shares (a)	2010		2010		2009		2008 (b)		2007		2006 (c)		2005
Net Asset Value, Beginning of Period	$13.62		$9.49		$19.10		$26.17		$25.09		$22.42		$20.71
Income from Investment Operations:
Net investment income (d)	0.20		0.36	(e)	0.50		0.73		0.36		0.38		0.29
Net realized and unrealized gain (loss) on investments and foreign currency	(0.89)		4.01		(7.83)		(1.98)		4.35		4.75		2.51
Total from investment operations	(0.69)		4.37		(7.33)		(1.25)		4.71		5.13		2.80
Less Distributions to Shareholders:
From net investment income	(0.12)		(0.24)		(0.57)		(0.73)		(0.39)		(0.40)		(0.30)
From net realized gains	—		—		(1.70)		(5.09)		(3.24)		(2.06)		(0.79)
From return of capital	—		—		(0.01)		—		—		—		—
Total distributions to shareholders	(0.12)		(0.24)		(2.28)		(5.82)		(3.63)		(2.46)		(1.09)
Redemption Fees:
Redemption fees added to paid-in-capital (f)	—		—		—		—		—		—		—
Increase from regulatory settlements	—	(f)	—	(f)	—		—		—		—		—
Net Asset Value, End of Period	$12.81		$13.62		$9.49		$19.10		$26.17		$25.09		$22.42
Total return (g)	(5.10	)%(h)	45.94%		(42.41)%		(7.05	)%(h)	20.70%		24.66%		13.63%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.18	%(i)(j)	1.17	%(i)	1.13	%(i)	1.07	%(i)(j)	1.05	%(i)	1.02%		1.08%
Interest expense	—	%(j)(k)	—	%(k)	—	%(k)	—	%(j)(k)	—	%(k)	—	%(k)	—
Net expenses	1.18	%(i)(j)	1.17	%(i)	1.13	%(i)	1.07	%(i)(j)	1.05	%(i)	1.02%		1.08%
Waiver/Reimbursement	—		—		—		—		—		0.06	%(l)	0.07	%(l)
Net investment income	2.97	%(i)(j)	2.76	%(i)	3.20	%(i)	3.04	%(i)(j)	1.43	%(i)	1.69%		1.35%
Net assets, end of period (000s)	$1,113,484		$1,187,812		$844,122		$1,886,808		$2,651,855		$2,585,390		$2,577,677

(a)  The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia International Value Master Portfolio.

(b)  The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(c)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.13 per share.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

(l)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -% and 0.04% for the years ended March 31, 2006 and March 31, 2005, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico Global Fund

Selected data for a share outstanding throughout each period is as follows:

Class A Shares	(Unaudited) Six Months Ended August 31, 2010		Year Ended February 28, 2010		Period Ended February 28, 2009 (a)
Net Asset Value, Beginning of Period	$7.85		$4.98		$10.00
Income from Investment Operations:
Net investment income (loss) (b)	(0.01)		(0.03)		0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.12		2.93		(5.03)
Total from investment operations	0.11		2.90		(5.02)
Less Distributions to Shareholders:
From net investment income	—		(0.03)		—
Redemption Fees:
Redemption fees added to paid-in-capital	—		—	(c)	—	(c)
Net Asset Value, End of Period	$7.96		$7.85		$4.98
Total return (d)(e)	1.40	%(f)	58.22%		(50.20	)%(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses	1.60	%(g)(h)	1.60	%(h)	1.60	%(g)(i)
Waiver/Reimbursement	3.26	%(g)	3.84%		7.19	%(g)
Net investment income (loss) (i)	(0.25	)%(g)(h)	(0.42	)%(h)	0.09	%(g)(i)
Portfolio turnover rate	76	%(f)	137%		168	%(f)
Net assets, end of period (000s)	$1,891		$1,990		$1,113

(a)  Class A shares commenced operations on April 30, 2008. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico Global Fund

Selected data for a share outstanding throughout each period is as follows:

Class C Shares	(Unaudited) Six Months Ended August 31, 2010		Year Ended February 28, 2010		Period Ended February 28, 2009 (a)
Net Asset Value, Beginning of Period	$7.78		$4.95		$10.00
Income from Investment Operations:
Net investment loss (b)	(0.04)		(0.08)		(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	0.11		2.91		(5.01)
Total from investment operations	0.07		2.83		(5.05)
Redemption Fees:
Redemption fees added to paid-in-capital	—		—	(c)	—	(c)
Net Asset Value, End of Period	$7.85		$7.78		$4.95
Total return (d)(e)	0.90	%(f)	57.17%		(50.50	)%(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses	2.35	%(g)(h)	2.35	%(h)	2.35	%(g)(i)
Waiver/Reimbursement	3.26	%(g)	3.84%		7.19	%(g)
Net investment loss	(1.04	)%(g)(h)	(1.15	)%(h)	(0.63	)%(g)(i)
Portfolio turnover rate	76	%(f)	137%		168	%(f)
Net assets, end of period (000s)	$1,480		$1,426		$886

(a)  Class C shares commenced operations on April 30, 2008. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming no contingent deferred sales charge.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico Global Fund

Selected data for a share outstanding throughout each period is as follows:

Class R Shares	(Unaudited) Six Months Ended August 31, 2010		Year Ended February 28, 2010		Period Ended February 28, 2009 (a)
Net Asset Value, Beginning of Period	$7.83		$4.97		$10.00
Income from Investment Operations:
Net investment loss (b)	(0.02)		(0.05)		(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	0.12		2.93		(5.02)
Total from investment operations	0.10		2.88		(5.03)
Less Distributions to Shareholders:
From net investment income	—		(0.02)		—
Redemption Fees:
Redemption fees added to paid-in-capital	—		—	(c)	—	(c)
Net Asset Value, End of Period	$7.93		$7.83		$4.97
Total return (d)(e)	1.28	%(f)	57.86%		(50.30	)%(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses	1.85	%(g)(h)	1.85	%(h)	1.85	%(g)(i)
Waiver/Reimbursement	3.26	%(g)	3.84%		7.19	%(g)
Net investment loss	(0.53	)%(g)(h)	(0.62	)%(h)	(0.12	)%(g)(i)
Portfolio turnover rate	76	%(f)	137%		168	%(f)
Net assets, end of period (000s)	$997		$984		$621

(a)  Class R shares commenced operations on April 30, 2008. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico Global Fund

Selected data for a share outstanding throughout each period is as follows:

Class Z Shares	(Unaudited) Six Months Ended August 31, 2010		Year Ended February 28, 2010		Period Ended February 28, 2009 (a)
Net Asset Value, Beginning of Period	$7.88		$4.99		$10.00
Income from Investment Operations:
Net investment income (loss) (b)	—	(c)	(0.01)		0.02
Net realized and unrealized gain (loss) on investments and foreign currency	0.11		2.94		(5.03)
Total from investment operations	0.11		2.93		(5.01)
Less Distributions to Shareholders:
From net investment income	—		(0.04)		—
Redemption Fees:
Redemption fees added to paid-in-capital	—		—	(c)	—	(c)
Net Asset Value, End of Period	$7.99		$7.88		$4.99
Total return (d)(e)	1.40	%(f)	58.79%		(50.10	)%(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses	1.35	%(g)(h)	1.35	%(h)	1.35	%(g)(i)
Waiver/Reimbursement	3.26	%(g)	3.84%		7.19	%(g)
Net investment income (loss)	(0.03	)%(g)(h)	(0.13	)%(h)	0.35	%(g)(i)
Portfolio turnover rate	76	%(f)	137%		168	%(f)
Net assets, end of period (000s)	$1,168		$1,136		$707

(a)  Class Z shares commenced operations on April 30, 2008. Per share data and total return reflect activity from that date.

(b)  Per share data was calculated using the average shares outstanding during the period.

(c)  Rounds to less than $0.01 per share.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico International Opportunities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,	Period Ended February 28,		Year Ended March 31,
Class A Shares	2010		2010	2009	2008	2007 (a)		2006 (b)		2005
Net Asset Value, Beginning of Period	$10.00		$6.76	$14.58	$14.85	$14.67		$11.41		$11.05
Income from Investment Operations:
Net investment income (loss) (c)	0.08		0.05	0.12 (d)	0.14 (e)	—	(f)	0.09		0.05
Net realized and unrealized gain (loss) on investments and foreign currency	(0.19)		3.44	(7.82)	1.54	1.38		3.74		0.51
Total from investment operations	(0.11)		3.49	(7.70)	1.68	1.38		3.83		0.56
Less Distributions to Shareholders:
From net investment income	—		(0.25)	—	(0.16)	(0.04)		(0.10)		(0.04)
From net realized gains	—		—	(0.12)	(1.79)	(1.16)		(0.47)		(0.16)
Total distributions to shareholders	—		(0.25)	(0.12)	(1.95)	(1.20)		(0.57)		(0.20)
Redemption Fees:
Redemption fees added to paid-in-capital (f)	—		—	—	—	—		—		—
Net Asset Value, End of Period	$9.89		$10.00	$6.76	$14.58	$14.85		$14.67		$11.41
Total return (g)	(1.10	)%(h)	51.97%	(53.26)%	10.55%	10.52	%(h)	35.26%		5.24%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (i)	1.45	%(j)	1.47%	1.52%	1.44%	1.40	%(j)	1.34%		1.37%
Interest expense	—		—	—	—	—	%(j)(k)	—	%(k)	—	%(k)
Net expenses (i)	1.45	%(j)	1.47%	1.52%	1.44%	1.40	%(j)	1.34%		1.37%
Net investment income (loss) (i)	1.53	%(j)	0.50%	1.05%	0.90%	(0.03	)%(j)	0.74%		0.47%
Portfolio turnover rate	60	%(h)	116%	117%	116%	109	%(h)	118%		165%
Net assets, end of period (000s)	$140,430		$168,801	$198,012	$599,356	$452,047		$150,043		$52,794

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(e)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.04 per share.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico International Opportunities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,	Period Ended February 28,		Year Ended March 31,
Class B Shares	2010		2010	2009	2008	2007 (a)		2006 (b)		2005
Net Asset Value, Beginning of Period	$9.51		$6.38	$13.87	$14.23	$14.17		$11.05		$10.75
Income from Investment Operations:
Net investment income (loss) (c)	0.04		(0.03)	0.03 (d)	0.03 (e)	(0.08)		0.01		(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.18)		3.27	(7.40)	1.46	1.30		3.59		0.49
Total from investment operations	(0.14)		3.24	(7.37)	1.49	1.22		3.60		0.46
Less Distributions to Shareholders:
From net investment income	—		(0.11)	—	(0.06)	—		(0.01)		—
From net realized gains	—		—	(0.12)	(1.79)	(1.16)		(0.47)		(0.16)
Total distributions to shareholders	—		(0.11)	(0.12)	(1.85)	(1.16)		(0.48)		(0.16)
Redemption Fees:
Redemption fees added to paid-in-capital (f)	—		—	—	—	—		—		—
Net Asset Value, End of Period	$9.37		$9.51	$6.38	$13.87	$14.23		$14.17		$11.05
Total return (g)	(1.47	)%(h)	50.91%	(53.60)%	9.68%	9.76	%(h)	34.22%		4.45%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (i)	2.20	%(j)	2.22%	2.27%	2.19%	2.15	%(j)	2.09%		2.12%
Interest expense	—		—	—	—	—	%(j)(k)	—	%(k)	—
Net expenses (i)	2.20	%(j)	2.22%	2.27%	2.19%	2.15	%(j)	2.09%		2.12%
Net investment income (loss) (i)	0.79	%(j)	(0.35)%	0.32%	0.22%	(0.63	)%(j)	0.12%		(0.28)%
Portfolio turnover rate	60	%(h)	116%	117%	116%	109	%(h)	118%		165%
Net assets, end of period (000s)	$14,415		$17,810	$15,281	$44,224	$40,953		$28,883		$16,618

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(e)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.04 per share.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico International Opportunities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,	Period Ended February 28,		Year Ended March 31,
Class C Shares	2010		2010	2009	2008	2007 (a)		2006 (b)		2005
Net Asset Value, Beginning of Period	$9.51		$6.39	$13.88	$14.24	$14.18		$11.05		$10.75
Income from Investment Operations:
Net investment income (loss) (c)	0.04		(0.03)	0.03 (d)	0.02 (e)	(0.09)		0.01		(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.17)		3.26	(7.40)	1.47	1.31		3.60		0.49
Total from investment operations	(0.13)		3.23	(7.37)	1.49	1.22		3.61		0.46
Less Distributions to Shareholders:
From net investment income	—		(0.11)	—	(0.06)	—		(0.01)		—
From net realized gains	—		—	(0.12)	(1.79)	(1.16)		(0.47)		(0.16)
Total distributions to shareholders	—		(0.11)	(0.12)	(1.85)	(1.16)		(0.48)		(0.16)
Redemption Fees:
Redemption fees added to paid-in-capital (f)	—		—	—	—	—		—		—
Net Asset Value, End of Period	$9.38		$9.51	$6.39	$13.88	$14.24		$14.18		$11.05
Total return (g)	(1.37	)%(h)	50.67%	(53.57)%	9.67%	9.76	%(h)	34.32%		4.45%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (i)	2.20	%(j)	2.22%	2.27%	2.19%	2.15	%(j)	2.09%		2.12%
Interest expense	—		—	—	—	—	%(j)(k)	—	%(k)	—
Net expenses (i)	2.20	%(j)	2.22%	2.27%	2.19%	2.15	%(j)	2.09%		2.12%
Net investment income (loss) (i)	0.77	%(j)	(0.35)%	0.30%	0.16%	(0.69	)%(j)	0.05%		(0.28)%
Portfolio turnover rate	60	%(h)	116%	117%	116%	109	%(h)	118%		165%
Net assets, end of period (000s)	$37,527		$44,466	$38,668	$109,553	$86,563		$46,365		$19,530

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(e)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.04 per share.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico International Opportunities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,	Period Ended February 28,		Period Ended March 31,
Class R Shares	2010		2010	2009	2008	2007 (a)		2006 (b)
Net Asset Value, Beginning of Period	$9.99		$6.73	$14.56	$14.84	$14.67		$13.76
Income from Investment Operations:
Net investment income (loss) (c)	0.06		0.01	0.06 (d)	0.08 (e)	(0.17)		(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.18)		3.45	(7.77)	1.56	1.51		0.92
Total from investment operations	(0.12)		3.46	(7.71)	1.64	1.34		0.91
Less Distributions to Shareholders:
From net investment income	—		(0.20)	—	(0.13)	(0.01)		—
From net realized gains	—		—	(0.12)	(1.79)	(1.16)		—
Total distributions to shareholders	—		(0.20)	(0.12)	(1.92)	(1.17)		—
Redemption Fees:
Redemption fees added to paid-in-capital (f)	—		—	—	—	—		—
Net Asset Value, End of Period	$9.87		$9.99	$6.73	$14.56	$14.84		$14.67
Total return (g)	(1.20	)%(h)	51.73%	(53.40)%	10.26%	10.25	%(h)	6.61	%(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (i)	1.70	%(j)	1.72%	1.77%	1.69%	1.65	%(j)	1.64	%(j)
Interest expense	—		—	—	—	—	%(j)(k)	—	%(j)(k)
Net expenses (i)	1.70	%(j)	1.72%	1.77%	1.69%	1.65	%(j)	1.64	%(j)
Net investment income (loss) (i)	1.25	%(j)	0.15%	0.58%	0.51%	(1.26	)%(j)	(0.30	)%(j)
Portfolio turnover rate	60	%(h)	116%	117%	116%	109	%(h)	118	%(h)
Net assets, end of period (000s)	$3,090		$3,327	$2,592	$3,724	$2,037		$11

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  Class R shares commenced operations on January 23, 2006.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(e)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.04 per share.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Marsico International Opportunities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Year Ended February 29,	Period Ended February 28,		Year Ended March 31,
Class Z Shares	2010		2010	2009	2008	2007 (a)		2006 (b)		2005
Net Asset Value, Beginning of Period	$10.15		$6.87	$14.79	$15.04	$14.83		$11.53		$11.15
Income from Investment Operations:
Net investment income (c)	0.09		0.06	0.15 (d)	0.20 (e)	0.05		0.13		0.08
Net realized and unrealized gain (loss) on investments and foreign currency	(0.19)		3.52	(7.95)	1.54	1.39		3.77		0.52
Total from investment operations	(0.10)		3.58	(7.80)	1.74	1.44		3.90		0.60
Less Distributions to Shareholders:
From net investment income	—	(f)	(0.30)	—	(0.20)	(0.07)		(0.13)		(0.06)
From net realized gains	—		—	(0.12)	(1.79)	(1.16)		(0.47)		(0.16)
Total distributions to shareholders	—	(f)	(0.30)	(0.12)	(1.99)	(1.23)		(0.60)		(0.22)
Redemption Fees:
Redemption fees added to paid-in-capital (f)	—		—	—	—	—		—		—
Net Asset Value, End of Period	$10.05		$10.15	$6.87	$14.79	$15.04		$14.83		$11.53
Total return (g)	(0.95	)%(h)	52.47%	(53.17)%	10.77%	10.81	%(h)	35.53%		5.55%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (i)	1.20	%(j)	1.22%	1.27%	1.19%	1.15	%(j)	1.09%		1.12%
Interest expense	—		—	—	—	—	%(j)(k)	—	%(k)	—
Net expenses (i)	1.20	%(j)	1.22%	1.27%	1.19%	1.15	%(j)	1.09%		1.12%
Net investment income (i)	1.76	%(j)	0.65%	1.32%	1.23%	0.37	%(j)	1.08%		0.72%
Portfolio turnover rate	60	%(h)	116%	117%	116%	109	%(h)	118%		165%
Net assets, end of period (000s)	$878,560		$968,569	$824,068	$2,491,232	$2,322,301		$1,744,737		$991,889

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(e)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.04 per share.

(f)  Rounds to less than $0.01 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Multi-Advisor International Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,				Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class A Shares	2010		2010		2009		2008		2007 (a)		2006 (b)		2005
Net Asset Value, Beginning of Period	$10.68		$7.44		$15.77		$17.12		$16.39		$13.30		$12.00
Income from Investment Operations:
Net investment income (c)	0.13		0.13		0.26		0.28		0.16		0.21		0.13
Net realized and unrealized gain (loss) on investments, foreign currency, foreign capital gains tax and written options	(0.41)		3.51		(8.33)		0.76		1.91		3.20		1.18
Total from investment operations	(0.28)		3.64		(8.07)		1.04		2.07		3.41		1.31
Less Distributions to Shareholders:
From net investment income	—		(0.43)		(0.07)		(0.28)		(0.18)		(0.27)		(0.01)
From net realized gains	—		—		(0.19)		(2.11)		(1.16)		(0.05)		—
Total distributions to shareholders	—		(0.43)		(0.26)		(2.39)		(1.34)		(0.32)		(0.01)
Redemption Fees:
Redemption fees added to paid-in-capital (d)	—		—		—		—		—		—		—
Increase from regulatory settlements	—		0.03		—		—		—		—		—
Net Asset Value, End of Period	$10.40		$10.68		$7.44		$15.77		$17.12		$16.39		$13.30
Total return (e)	(2.62	)%(f)	49.61%		(51.87)%		5.14%		13.55	%(f)	25.86%		10.88%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.31	%(g)(h)	1.26	%(g)	1.27	%(g)	1.19	%(g)	1.15	%(g)(h)	1.14	%(i)	1.26	%(g)
Interest expense	—	%(h)(j)	—	%(j)	—		—	%(j)	—	%(h)(j)	—		—	%(j)
Net expenses	1.31	%(g)(h)	1.26	%(g)	1.27	%(g)	1.19	%(g)	1.15	%(g)(h)	1.14	%(i)	1.26	%(g)
Waiver/Reimbursement	—		—		—		—		—		0.08	%(k)	0.12	%(k)
Net investment income	2.34	%(g)(h)	1.26	%(g)	2.05	%(g)	1.56	%(g)	1.06	%(g)(h)	1.43	%(i)	1.01	%(g)
Portfolio turnover rate	44	%(f)	127%		83%		78%		73	%(f)	74%		153%
Net assets, end of period (000s)	$21,868		$24,243		$16,936		$41,660		$42,865		$39,330		$28,527

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, and 0.09% for the years ended March 31, 2006 and March 31, 2005, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Multi-Advisor International Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,				Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class B Shares	2010		2010		2009		2008		2007 (a)		2006 (b)		2005
Net Asset Value, Beginning of Period	$9.75		$6.82		$14.47		$15.89		$15.31		$12.44		$11.30
Income from Investment Operations:
Net investment income (c)	0.08		0.06		0.17		0.15		0.05		0.16		0.03
Net realized and unrealized gain (loss) on investments, foreign currency, foreign capital gains tax and written options	(0.38)		3.20		(7.63)		0.70		1.76		2.92		1.11
Total from investment operations	(0.30)		3.26		(7.46)		0.85		1.81		3.08		1.14
Less Distributions to Shareholders:
From net investment income	—		(0.36)		—		(0.16)		(0.07)		(0.16)		—
From net realized gains	—		—		(0.19)		(2.11)		(1.16)		(0.05)		—
Total distributions to shareholders	—		(0.36)		(0.19)		(2.27)		(1.23)		(0.21)		—
Redemption Fees:
Redemption fees added to paid-in-capital (d)	—		—		—		—		—		—		—
Increase from regulatory settlements	—		0.03		—		—		—		—		—
Net Asset Value, End of Period	$9.45		$9.75		$6.82		$14.47		$15.89		$15.31		$12.44
Total return (e)	(3.08	)%(f)	48.47%		(52.23)%		4.40%		12.76	%(f)	24.96%		10.09%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	2.06	%(g)(h)	2.01	%(g)	2.02	%(g)	1.94	%(g)	1.90	%(g)(h)	1.89	%(i)	2.01	%(g)
Interest expense	—	%(h)(j)	—	%(j)	—		—	%(j)	—	%(h)(j)	—		—	%(j)
Net expenses	2.06	%(g)(h)	2.01	%(g)	2.02	%(g)	1.94	%(g)	1.90	%(g(h)	1.89	%(i)	2.01	%(g)
Waiver/Reimbursement	—		—		—		—		—		0.08	%(k)	0.12	%(k)
Net investment income	1.69	%(g)(h)	0.60	%(g)	1.44	%(g)	0.89	%(g)	0.36	%(g)(h)	1.19	%(i)	0.26	%(g)
Portfolio turnover rate	44	%(f)	127%		83%		78%		73	%(f)	74%		153%
Net assets, end of period (000s)	$788		$1,190		$1,098		$3,545		$4,587		$4,712		$9,976

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, and 0.09% for the years ended March 31, 2006 and March 31, 2005, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Multi-Advisor International Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,				Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class C Shares	2010		2010		2009		2008		2007 (a)		2006 (b)		2005
Net Asset Value, Beginning of Period	$9.63		$6.73		$14.29		$15.72		$15.16		$12.32		$11.20
Income from Investment Operations:
Net investment income (c)	0.08		0.05		0.16		0.13		0.05		0.09		0.03
Net realized and unrealized gain (loss) on investments, foreign currency, foreign capital gains tax and written options	(0.37)		3.18		(7.53)		0.71		1.74		2.96		1.09
Total from investment operations	(0.29)		3.23		(7.37)		0.84		1.79		3.05		1.12
Less Distributions to Shareholders:
From net investment income	—		(0.36)		—		(0.16)		(0.07)		(0.16)		—
From net realized gains	—		—		(0.19)		(2.11)		(1.16)		(0.05)		—
Total distributions to shareholders	—		(0.36)		(0.19)		(2.27)		(1.23)		(0.21)		—
Redemption Fees:
Redemption fees added to paid-in-capital (d)	—		—		—		—		—		—		—
Increase from regulatory settlements	—		0.03		—		—		—		—		—
Net Asset Value, End of Period	$9.34		$9.63		$6.73		$14.29		$15.72		$15.16		$12.32
Total return (e)	(3.01	)%(f)	48.67%		(52.26)%		4.37%		12.75	%(f)	24.96%		10.00%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	2.06	%(g)(h)	2.01	%(g)	2.02	%(g)	1.94	%(g)	1.90	%(g)(h)	1.89	%(i)	2.01	%(g)
Interest expense	—	%(h)(j)	—	%(j)	—		—	%(j)	—	%(h)(j)	—		—	%(j)
Net expenses	2.06	%(g)(h)	2.01	%(g)	2.02	%(g)	1.94	%(g)	1.90	%(g)(h)	1.89	%(i)	2.01	%(g)
Waiver/Reimbursement	—		—		—		—		—		0.08	%(k)	0.12	%(k)
Net investment income	1.76	%(g)(h)	0.55	%(g)	1.38	%(g)	0.79	%(g)	0.34	%(g)(h)	0.70	%(i)	0.26	%(g)
Portfolio turnover rate	44	%(f)	127%		83%		78%		73	%(f)	74%		153%
Net assets, end of period (000s)	$1,160		$1,728		$1,349		$3,863		$3,533		$3,276		$2,563

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, and 0.09% for the years ended March 31, 2006 and March 31, 2005, respectively.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Multi-Advisor International Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,				Year Ended February 29,		Period Ended February 28,		Period Ended March 31,
Class R Shares	2010		2010		2009		2008		2007 (a)		2006 (b)
Net Asset Value, Beginning of Period	$10.68		$7.44		$15.76		$17.12		$16.38		$15.44
Income from Investment Operations:
Net investment income (c)	0.12		0.09		0.21		0.06		0.12		0.03
Net realized and unrealized gain (loss) on investments, foreign currency, foreign capital gains tax and written options	(0.42)		3.53		(8.30)		0.93		1.91		0.91
Total from investment operations	(0.30)		3.62		(8.09)		0.99		2.03		0.94
Less Distributions to Shareholders:
From net investment income	—		(0.41)		(0.04)		(0.24)		(0.13)		—
From net realized gains	—		—		(0.19)		(2.11)		(1.16)		—
Total distributions to shareholders	—		(0.41)		(0.23)		(2.35)		(1.29)		—
Redemption Fees:
Redemption fees added to paid-in-capital (d)	—		—		—		—		—		—
Increase from regulatory settlements	—		0.03		—		—		—		—
Net Asset Value, End of Period	$10.38		$10.68		$7.44		$15.76		$17.12		$16.38
Total return (e)	(2.81	)%(f)	49.28%		(52.00)%		4.87%		13.31	%(f)	6.09	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.56	%(g)(h)	1.51	%(g)	1.52	%(g)	1.44	%(g)	1.40	%(g)(h)	1.39	%(h)(i)
Interest expense	—	%(h)(j)	—	%(j)	—		—	%(j)	—	%(h)(j)	—
Net expenses	1.56	%(g)(h)	1.51	%(g)	1.52	%(g)	1.44	%(g)	1.40	%(g)(h)	1.39	%(h)(i)
Waiver/Reimbursement	—		—		—		—		—		0.08	%(h)(k)
Net investment income	2.25	%(g)(h)	0.86	%(g)	1.70	%(g)	0.31	%(g)	0.80	%(g)(h)	0.85	%(h)(i)
Portfolio turnover rate	44	%(f)	127%		83%		78%		73	%(f)	74%
Net assets, end of period (000s)	$230		$289		$112		$196		$12		$11

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  Class R shares commenced operations on January 23, 2006.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -% for the period ended March 31, 2006.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Multi-Advisor International Equity Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,				Year Ended February 29,		Period Ended February 28,		Year Ended March 31,
Class Z Shares	2010		2010		2009		2008		2007 (a)		2006 (b)		2005
Net Asset Value, Beginning of Period	$10.81		$7.52		$15.96		$17.29		$16.58		$13.44		$12.13
Income from Investment Operations:
Net investment income (c)	0.14		0.17		0.29		0.32		0.19		0.24		0.16
Net realized and unrealized gain (loss) on investments, foreign currency, foreign capital gains tax and written options	(0.41)		3.55		(8.43)		0.78		1.93		3.25		1.19
Total from investment operations	(0.27)		3.72		(8.14)		1.10		2.12		3.49		1.35
Less Distributions to Shareholders:
From net investment income	—		(0.46)		(0.11)		(0.32)		(0.25)		(0.30)		(0.04)
From net realized gains	—		—		(0.19)		(2.11)		(1.16)		(0.05)		—
Total distributions to shareholders	—		(0.46)		(0.30)		(2.43)		(1.41)		(0.35)		(0.04)
Redemption Fees:
Redemption fees added to paid-in-capital (d)	—		—		—		—		—		—		—
Increase from regulatory settlements	—		0.03		—		—		—		—		—
Net Asset Value, End of Period	$10.54		$10.81		$7.52		$15.96		$17.29		$16.58		$13.44
Total return (e)	(2.50	)%(f)	50.09%		(51.76)%		5.42%		13.73	%(f)	26.24%		11.10%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.06	%(g)(h)	1.01	%(g)	1.02	%(g)	0.94	%(g)	0.90	%(g)(h)	0.89	%(i)	1.01	%(g)
Interest expense	—	%(h)(j)	—	%(j)	—		—	%(j)	—	%(h)(j)	—		—	%(j)
Net expenses	1.06	%(g)(h)	1.01	%(g)	1.02	%(g)	0.94	%(g)	0.90	%(g)(h)	0.89	%(i)	1.01	%(g)
Waiver/Reimbursement	—		—		—		—		—		0.08	%(k)	0.12	%(k)
Net investment income	2.60	%(g)(h)	1.59	%(g)	2.28	%(g)	1.79	%(g)	1.26	%(g)(h)	1.68	%(i)	1.26	%(g)
Portfolio turnover rate	44	%(f)	127%		83%		78%		73	%(f)	74%		153%
Net assets, end of period (000s)	$1,209,324		$1,375,538		$1,155,598		$2,549,057		$2,352,583		$1,841,838		$1,199,712

(a)  The Fund changed its fiscal year end from March 31 to February 28. Per share data and total return reflect activity from April 1, 2006 through February 28, 2007.

(b)  On August 22, 2005, the Fund's Primary A shares were renamed Class Z shares.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.01 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

(j)  Rounds to less than 0.01%.

(k)  Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, and 0.09% for the years ended March 31, 2006 and March 31, 2005, respectively.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – International/Global Stock Funds

August 31, 2010 (Unaudited)

Note 1. Organization

Columbia Funds Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust. Information presented in these financial statements pertains to the following series of the Trust (each a "Fund" and collectively, the "Funds"):

Columbia Global Value Fund

Columbia International Value Fund

Columbia Marsico Global Fund

Columbia Marsico International Opportunities Fund

Columbia Multi-Advisor International Equity Fund

Investment Objectives

Columbia Global Value Fund and Columbia International Value Fund each seek long-term capital appreciation. Columbia Marsico Global Fund and Columbia Marsico International Opportunities Fund each seek long-term growth of capital. Columbia Multi-Advisor International Equity Fund seeks long-term capital growth.

Columbia International Value Fund (the "Feeder Fund") seeks to achieve its investment objective by investing all or substantially all of its assets in Columbia International Value Master Portfolio (the "Master Portfolio"). The Master Portfolio is a series of Columbia Funds Master Investment Trust, LLC (the "Master Trust"). The Master Portfolio has the same investment objective as the Feeder Fund. The value of the Feeder Fund's investment in the Master Portfolio included on the Statements of Assets and Liabilities reflects the Feeder Fund's proportionate amount of beneficial interests in the net assets of the Master Portfolio (88.4% at August 31, 2010). The financial statements of the Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with the Feeder Fund's financial statements. Another fund that is managed by the investment adviser, not registered under the 1940 Act, and whose financial statements are not presented here, also invests in the Master Portfolio.

Fund Shares

The Trust may issue an unlimited number of shares. Columbia Global Value Fund and Columbia International Value Fund each offer four classes of shares: Class A, Class B, Class C and Class Z shares. Columbia Marsico Global Fund offers four classes of shares: Class A, Class C, Class R and Class Z shares. Columbia Marsico International Opportunities Fund and Columbia Multi-Advisor International Equity Fund each offer five classes of shares: Class A, Class B, Class C, Class R and Class Z shares. Each share class has its own expense structure and sales charges, as applicable.

Subject to certain limited exceptions, Columbia Global Value Fund is no longer accepting new investments from current or prospective investors. Columbia Global Value Fund, Columbia International Value Fund, Columbia Marsico International Opportunities Fund and Columbia Multi-Advisor International Equity Fund no longer accept investments from new or existing investors in the Funds' Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Funds and exchanges by existing Class B shareholders of the other Columbia Funds.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within one year after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class R and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class R and Class Z shares, as described in the Funds' prospectuses.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

International/Global Stock Funds, August 31, 2010 (Unaudited)

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Funds' shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Funds' net asset values. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

The Feeder Fund invests all or substantially all of its assets in the Master Portfolio. See the Notes to Financial Statements for the Master Portfolio included elsewhere in this report for the Master Portfolio's valuation policies.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

International/Global Stock Funds, August 31, 2010 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Derivative Instruments

The Funds may invest in derivative instruments. For additional information on derivative instruments, please see Note 6.

Repurchase Agreements

Each Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. Each Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on each Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

Foreign Currency Transactions and Translations

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statements of Operations.

Income Recognition

Interest income is recorded on the accrual basis.

Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Funds become aware of such, net of any non-reclaimable tax withholdings.

Expenses

General expenses of the Trust are allocated to the Funds and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to such Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

The Feeder Fund records its proportionate share of investment income, realized and unrealized gains (losses) and expenses reported by the Master Portfolio on a daily basis. The investment income, realized and unrealized gains (losses) and expenses are allocated daily to investors in the Master Portfolio based upon the relative value of their investment in the Master Portfolio.

Federal Income Tax Status

Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends

International/Global Stock Funds, August 31, 2010 (Unaudited)

to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Tax

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Funds accrue for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually by each of the Funds. The Funds may, however, declare and pay distributions from net investment income more frequently. Each Fund will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown because this would involve future claims against a Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended February 28, 2010 was as follows:

	Ordinary Income*	Long-Term Capital Gains
Columbia Global Value Fund	$3,485,743	$—
Columbia International Value Fund	25,561,282	—
Columbia Marsico Global Fund	15,304	—
Columbia Marsico International Opportunities Fund	37,659,160	—
Columbia Multi-Advisor International Equity Fund	62,930,518	—

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

International/Global Stock Funds, August 31, 2010 (Unaudited)

Unrealized appreciation and depreciation at August 31, 2010, based on cost of investments for federal income tax purposes, excluding any unrealized appreciation and depreciation from changes in the value of other assets and liabilities resulting from changes in exchange rates, were:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Columbia Global Value Fund	$5,759,600	$(23,112,679)	$(17,353,079)
Columbia International Value Fund	N/A*	N/A*	N/A*
Columbia Marsico Global Fund	625,726	(147,358)	478,368
Columbia Marsico International Opportunities Fund	145,186,940	(27,811,929)	117,375,011
Columbia Multi-Advisor International Equity Fund	150,124,410	(55,421,644)	94,702,766

*  See the Master Portfolio notes to financial statements for tax basis information.

The following capital loss carryforwards, determined as of February 28, 2010, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Year of Expiration
	2017	2018	Total
Columbia Global Value Fund	$18,857,402	$47,353,774	$66,211,176
Columbia International Value Fund	—	185,725,377	185,725,377
Columbia Marsico Global Fund	698,414	1,180,712	1,879,126
Columbia Marsico International Opportunities Fund	417,923,082	420,548,594	838,471,676
Columbia Multi-Advisor International Equity Fund	250,073,781	404,868,172	654,941,953

Management is required to determine whether a tax position of the Funds is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by each Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

After the close of business on April 30, 2010, Ameriprise Financial, Inc. ("Ameriprise Financial") acquired a portion of the asset management business of Columbia Management Group, LLC (the "Transaction"), including the business of managing the Funds. In connection with the closing of the Transaction (the "Closing"), RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, became the investment advisor of the Fund and subsequently changed its

International/Global Stock Funds, August 31, 2010 (Unaudited)

name to Columbia Management Investment Advisers, LLC (the "New Advisor"). The New Advisor receives a monthly investment advisory fee based on each Fund's average daily net assets at the following annual rates:

	First $500 Million	$500 Million to $1 Billion	$1 Billion to $1.5 Billion	$1.5 Billion to $3 Billion	$3 Billion to $6 Billion	Over $6 Billion
Columbia Global Value Fund	0.90%	0.85%	0.80%	0.75%	0.73%	0.71%
Columbia Marsico Global Fund	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Columbia Marsico International Opportunities Fund	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Columbia Multi-Advisor International Equity Fund	0.70%	0.65%	0.60%	0.55%	0.53%	0.51%

The Feeder Fund indirectly pays for investment advisory and sub-advisory services and a portion of the administrative services through its investment in the Master Portfolio (see Notes to Financial Statements of the Master Portfolio).

Prior to the Closing, Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provided investment advisory, administrative and other services to the Funds under the same fee structure.

For the six month period ended August 31, 2010, the annualized effective investment advisory fee rates for the Funds, net of any fee waivers, as a percentage of each Fund's average daily net assets, were as follows:

Effective Rates
Columbia Global Value Fund	0.90%
Columbia Marsico Global Fund	0.80%
Columbia Marsico International Opportunities Fund	0.80%
Columbia Multi-Advisor International Equity Fund	0.66%

Prior to the Closing, to the extent that the Funds were not benefitting from a separate contractual expense limitation arrangement, Columbia contractually agreed to waive a portion of its advisory fees for Columbia Marsico International Opportunities Fund and Columbia Multi-Advisor International Equity Fund. The New Advisor has contractually agreed to extend this waiver through June 30, 2011.

The waiver amount is calculated based on the difference between the dollar amount of sub-advisory fees that would have been payable to Marsico Capital Management, LLC ("Marsico") based on the annualized rate of 0.45% of each Fund's average daily net assets, and the dollar amount of sub-advisory fees calculated on a monthly basis based on the annualized sub-advisory fee rate effective January 1, 2008 to which Marsico is entitled from each Fund which is described under the Sub-Advisory Fee note below. The annualized fee rate of 0.45% represented the sub-advisory fee rate which Marsico was entitled to receive prior to January 1, 2008.

In the absence of a separate contractual expense limitation arrangement, the advisory fee waiver for Columbia Marsico International Opportunities Fund and Columbia Multi-Advisor International Equity Fund was calculated as follows:

Average Daily Net Assets*	Advisory Fee Waiver
Assets up to $6 billion	0.00%
Assets in excess of $6 billion and up to $10 billion	0.05%
Assets in excess of $10 billion	0.10%

*  For purposes of the calculation, "Assets" are aggregate assets sub-advised by Marsico in the following Columbia Funds: (i) Columbia Marsico International Opportunities Fund; (ii) Columbia Multi-Advisor International Equity Fund; (iii) Columbia Marsico International Opportunities Fund, Variable Series; and (vii) any future Columbia international equity fund sub-advised by Marsico which Columbia and Marsico mutually agree in writing.

Sub-Advisory Fee

Brandes Investment Partners, L.P. ("Brandes") has been retained by the New Advisor to serve as the investment sub-advisor to Columbia Global Value Fund. As the

International/Global Stock Funds, August 31, 2010 (Unaudited)

sub-advisor, and subject to the oversight of the New Advisor and the Fund's Board of Trustees, Brandes is responsible for the daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Fund. The New Advisor, from the investment advisory fee it receives, pays Brandes a monthly sub-advisory fee.

Marsico has also been retained by Columbia to serve as the investment sub-advisor to Columbia Marsico Global Fund, Columbia Marsico International Opportunities Fund, and Columbia Multi-Advisor International Equity Fund. Columbia Multi-Advisor International Equity Fund is a "multi-manager" fund, which means that the Fund is managed by more than one sub-advisor. The New Advisor and Marsico are co-investment sub-advisors of the Fund.

Pursuant to the sub-advisory agreement, the New Advisor, from the investment advisory fee it receives, pays Marsico a monthly sub-advisory fee for its services provided to Columbia Multi-Advisor International Equity Fund and Columbia Marsico International Opportunities Fund at the following annual rates:

Average Daily Net Assets*	Annual Fee Rate
Assets up to $6 billion	0.45%
Assets in excess of $6 billion and up to $10 billion	0.40%
Assets in excess of $10 billion	0.35%

*  For purposes of the calculation, "Assets" are aggregate assets sub-advised by Marsico in the following Columbia Funds: (i) Columbia Marsico International Opportunities Fund; (ii) Columbia Multi-Advisor International Equity Fund; (iii) Columbia Marsico International Opportunities Fund Variable Series; and (vi) any future Columbia international equity fund sub-advised by Marsico which the New Advisor and Marsico mutually agree in writing.

The New Advisor, from the investment advisory fee it receives, pays Marsico a monthly sub-advisory fee for its services provided to Columbia Marsico Global Fund, based on the Fund's average daily net assets, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
Assets up to $1.5 billion	0.45%
Assets in excess of $1.5 billion and up to $3 billion	0.40%
Assets in excess of $3 billion	0.35%

Prior to the Closing, Brandes and Marsico provided sub-advisory services to the Funds under the same fee structure in accordance with an agreement with Columbia.

Administration Fee

Effective upon the Closing, the New Advisor became the administrator of the Funds under a new Administrative Services Agreement (the "Administrative Agreement"). Under the Administrative Agreement, the New Advisor provides administrative and other services to the Funds, including services previously performed under the Pricing and Bookkeeping Oversight and Services Agreement discussed below. The New Advisor receives a monthly administration fee based on each Fund's average daily net assets at the following annual rates, less the fees payable by the Funds as described under the Pricing and Bookkeeping Fees note below:

Annual Fee Rate
Columbia Global Value Fund	0.17%
Columbia International Value Fund	0.17%
Columbia Marsico Global Fund	0.22%
Columbia Marsico International Opportunities Fund	0.22%
Columbia Multi-Advisor International Equity Fund	0.17%

Prior to the Closing, Columbia provided administrative services to the Funds at the same fee rates.

Pricing and Bookkeeping Fees

Prior to the Closing, the Funds entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank and Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Funds. The Funds also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Funds. Upon the Closing, Columbia assigned and delegated its rights and obligations under the State Street Agreements to the New Advisor. Under the State Street Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly. In addition, each Fund except

International/Global Stock Funds, August 31, 2010 (Unaudited)

Columbia International Value Fund pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of each Fund for the month. The aggregate fee for each Fund except Columbia International Value Fund will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). In addition, Columbia Multi-Advisor International Equity Fund also pays a multi-manager fee of $3,000 for each investment sub-advisor managing a portion of the Fund. The Funds also reimburse State Street for certain out-of-pocket expenses and charges.

Also prior to the Closing, the Funds entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provided services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Funds reimbursed Columbia for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Funds' portfolio securities, incurred by Columbia in the performance of services under the Services Agreement. These services are now provided under the Administrative Agreement discussed above.

Transfer Agent Fee

In connection with the Closing, RiverSource Service Corporation, a wholly owned subsidiary of Ameriprise Financial, became the transfer agent of the Funds and subsequently changed its name to Columbia Management Investment Services Corp. (the "New Transfer Agent"). The New Transfer Agent has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The New Transfer Agent receives a fee for its services, paid monthly, at the annual rate of $22.36 per account plus reimbursement of certain sub-transfer agent fees paid by the New Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The New Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds.

The New Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the New Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the New Transfer Agent maintains in connection with its services to the Funds. The New Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Prior to the Closing, Columbia Management Services, Inc. (the "Previous Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provided shareholder services to the Funds and contracted with BFDS to serve as sub-transfer agent, under the same fee structure. Prior to January 1, 2010, the annual rate was $17.34 per open account.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below each Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statements of Operations. For the six month period ended August 31, 2010, no minimum account balance fees were charged by the Funds.

Underwriting Discounts, Service and Distribution Fees

In connection with the Closing, RiverSource Fund Distributors, Inc., an indirect wholly owned subsidiary of Ameriprise Financial, became the distributor of the Funds and subsequently changed its name to Columbia Management Investment Distributors, Inc. (the "New Distributor").

International/Global Stock Funds, August 31, 2010 (Unaudited)

For the six month period ended August 31, 2010, initial sales charges paid by shareholders on the purchase of Class A shares and net CDSC fees paid by shareholders on certain redemptions of Class A, Class B and Class C shares were as follows:

	Front End Sales Charge		CDSC
	Class A	Class A	Class B	Class C
Columbia Global Value Fund	$—	$—	$—	$313
Columbia International Value Fund	9,207	930	770	2,793
Columbia Marsico Global Fund	380	—	—	—
Columbia Marsico International Opportunities Fund	3,863	77	20,715	873
Columbia Multi-Advisor International Equity Fund	1,131	—	1,543	—

The Trust has adopted shareholder servicing plans and distribution plans for the Class B and Class C shares of each Fund and a combined distribution and shareholder servicing plan for Class A shares of each Fund. The Trust has also adopted a distribution plan for Class R shares of Columbia Marsico Global Fund, Columbia Marsico International Opportunities Fund and Columbia Multi-Advisor International Equity Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the New Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of the New Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate	Plan Limit
Class A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%
Class B and Class C Shareholder Servicing Plans	0.25%	0.25%
Class B and Class C Distribution Plans	0.75%	0.75%
Class R Distribution Plan	0.50%	0.50%

Prior to the Closing, Columbia Management Distributors, Inc., an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, was the principal underwriter of the Funds' shares. There were no changes to the underwriting discount structure of the Funds or the service or distribution fee rates paid by the Funds as a result of the Transaction.

Expense Limits and Fee Waivers

Effective July 1, 2010, the New Advisor has voluntarily agreed to bear a portion of Columbia Marsico Global Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 1.35% of the Fund's average daily net assets. This arrangement may be modified or terminated by the New Advisor at any time. For the period May 1, 2010 through June 30, 2010, the New Advisor contractually agreed to bear a portion of Columbia Marsico Global Fund's expenses at the same rate. Prior to May 1, 2010, Columbia contractually agreed to reimburse a portion of Columbia Marsico Global Fund's expenses at the same rate.

Effective May 1, 2010, the New Advisor has voluntarily agreed to reimburse a portion of the expenses of Columbia Global Value Fund, Columbia International Value Fund, Columbia Marsico International Opportunities Fund and Columbia Multi-Advisor International Equity Fund so that each Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from

International/Global Stock Funds, August 31, 2010 (Unaudited)

the Funds' custodian, do not exceed the annual rate of 1.35% of each Fund's average daily net assets. These arrangements may be modified or terminated by the New Advisor at any time. Prior to May 1, 2010, Columbia voluntarily reimbursed a portion of the Funds' expenses in the same manner.

The New Advisor is entitled to recover from Columbia Global Value Fund and Columbia Marsico Global Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause a Fund's expenses to exceed the expense limitations in effect at the time of recovery. Prior to May 1, 2010, Columbia was entitled to recover fees waived and/or expenses reimbursed from Columbia Global Value Fund and Columbia Marsico Global Fund in the same manner.

At August 31, 2010, the amounts recoverable by the New Advisor pursuant to this arrangement are as follows:

Amount of Potential Recovery Expiring:				Total Potential	Amount Expired	Amount Recovered During the Six Months Ended
	2/28/2014	2/28/2013	2/29/2012	Recovery	8/31/2010	8/31/2010
Columbia Global Value Fund	$104,470	$120,658	$—	$225,128	$—	$—
Columbia Marsico Global Fund	93,140	178,993	272,206	544,339	—	—

Fees Paid to Officers and Trustees

In connection with the Closing, all officers of the Funds are employees of the New Advisor or its affiliates and, with the exception of the Funds' Chief Compliance Officer, receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year. Prior to the Closing, each Fund paid its pro-rata share of the expenses for the Chief Compliance Officer under the same fee structure.

Trustees are compensated for their services to the Funds, as set forth on the Statements of Operations. The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Money Market Fund (formerly RiverSource Cash Management Fund). Prior to the Closing, if no funds were selected, income earned on the plan participant's deferral account was based on the rate of return of Columbia Treasury Reserves. Trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations are included in "Trustees' fees" on the Statements of Operations. Liabilities under the deferred compensation plan are included in "Trustees' fees" on the Statements of Assets and Liabilities.

Other Related Party Transactions

Prior to the Closing, the Funds used one or more brokers that were affiliates of BOA in connection with the purchase and sale of their securities. Total brokerage commissions paid to affiliated brokers for the period prior to the Closing were as follows:

Amount
Columbia Global Value Fund	$628
Columbia Marsico Global Fund	73
Columbia Marsico International Opportunities Fund	9,010
Columbia Multi-Advisor International Equity Fund	5,099

Note 5. Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These

International/Global Stock Funds, August 31, 2010 (Unaudited)

credits are recorded as part of expense reductions on the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. For the six month period ended August 31, 2010, these custody credits reduced total expenses for the Funds as follows:

Custody Credits
Columbia International Value Fund	$1
Columbia Marsico Global Fund	5
Columbia Marsico International Opportunities Fund	11
Columbia Multi-Advisor International Equity Fund	8

Note 6. Objectives and Strategies for Investing in Derivative Instruments

Columbia Multi-Advisor International Equity Fund uses derivatives instruments including futures contracts, foreign forward currency exchange contracts and written options contracts in order to meet its investment objectives. Columbia Multi-Advisor International Equity Fund employs strategies in differing combinations to permit it to increase, decrease or change the level of exposure to market risk factors. The achievement of any strategy relating to derivatives depends on an analysis of various risk factors, and if the strategies for the use of derivatives do not work as intended, Columbia Multi-Advisor International Equity Fund may not achieve its investment objectives.

In pursuit of its investment objectives, Columbia Multi-Advisor International Equity Fund is exposed to the following market risks:

Equity Risk: Equity risk relates to change in value of equity securities such as common stocks due to general market conditions such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, or adverse investor sentiment. Equity securities generally have greater price volatility than fixed income securities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign-currency-denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

The following provides more detailed information about each derivative type held by the Columbia Multi-Advisor International Equity Fund:

Forward Foreign Currency Exchange Contracts—Columbia Multi-Advisor International Equity Fund entered into forward foreign currency exchange contracts to shift its investment exposure from one currency to another.

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Fund may also enter into these contracts to reduce the exposure to adverse price movements in certain other foreign-currency-denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are generally used to reduce the exposure to foreign exchange rate fluctuations. Forward foreign currency exchange contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the forward foreign currency exchange contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Fund could also be

International/Global Stock Funds, August 31, 2010 (Unaudited)

exposed to risk that counterparties of the contracts may be unable to fulfill the terms of the contracts.

During the six month period ended August 31, 2010, Columbia Multi-Advisor International Equity Fund entered into 139 forward foreign currency exchange contracts.

Futures Contracts—Columbia Multi-Advisor International Equity Fund entered into stock index futures contracts to manage its exposure to the securities markets.

The use of futures contracts involves certain risks, which include, among these: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, and (3) an inaccurate prediction of the future direction of interest rates by the Fund's investment advisor.

Upon entering into a futures contract, the Fund identifies within its portfolio of investments cash or securities in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

During the six month period ended August 31, 2010, the Fund entered into 51 futures contracts.

Options—Columbia Multi-Advisor International Equity Fund wrote covered call options to decrease the Fund's exposure to equity risk and to increase return on instruments. Written covered call options become more valuable as the price of the underlying instruments depreciates relative to the strike price.

Writing put options tends to increase the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying security transaction to determine the realized gain or loss. The Fund, as a writer of an option, has no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund identifies within its portfolio of investments cash or liquid portfolio securities equal to the amount of the written options contract commitment.

Columbia Multi-Advisor International Equity Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund may pay a premium, which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the amounts paid (call) or offset against the proceeds (put) on the underlying security to determine the realized gain or loss. If the Fund enters into a closing transaction, the Fund will realize a gain or loss, depending on whether the proceeds from the closing transaction are greater or less than the cost of the option.

During the six month period ended August 31, 2010, Columbia Multi-Advisor International Equity Fund entered into 10,721 written options contracts.

International/Global Stock Funds, August 31, 2010 (Unaudited)

The following table is a summary of the value of Columbia Multi-Advisor International Equity Fund's derivative instruments as of August 31, 2010:

Fair Value of Derivative Instruments
Statement of Assets and Liabilities
Asset	Fair Value	Liabilities	Fair Value
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$995,172	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$1,120,505
		Written Options	100,820

The effect of derivative instruments on Columbia Multi-Advisor International Equity Fund's Statement of Operations for the six month period ended August 31, 2010:

	Amount of Realized Gain or (Loss) and Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
	Risk Exposure	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Futures contracts	Equity Risk	$(197,942)	—
Forward foreign currency exchange contracts	Foreign Exchange Rate Risk	(6,551,436)	$3,799,233
Written options	Equity Risk	215,134	(103,521)

Note 7. Portfolio Information

For the six month period ended August 31, 2010, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Funds were as follows:

	Purchases	Sales
Columbia Global Value Fund	$—	$9,945,256
Columbia Marsico Global Fund	4,189,628	4,122,268
Columbia Marsico International Opportunities Fund	657,492,191	733,413,369
Columbia Multi-Advisor International Equity Fund	573,565,692	677,269,661

Note 8. Regulatory Settlements

During the six month period ended August 31, 2010 and the year ended February 28, 2010, the following Funds received payments relating to certain regulatory settlements with third parties that the Funds had participated in during the respective periods. The payments have been included in "Increase from regulatory settlements" on the Statements of Changes in Net Assets. The payments were as follows:

	8/31/2010	2/28/2010
Columbia Global Value Fund	$48,500	$—
Columbia International Value Fund	65,195	417,242	*
Columbia Multi-Advisor International Equity Fund	—	4,074,606

*  Allocated from Master Portfolio

International/Global Stock Funds, August 31, 2010 (Unaudited)

Note 9. Redemption Fees

Effective March 1, 2010, the Funds no longer assess a 2.00% redemption fee on the proceeds from Fund shares that are redeemed within 60 days of purchase. The redemption fee was designed to offset brokerage commissions and other costs associated with short term trading of fund shares. The redemption fees, which were retained by the Funds, were accounted for as an addition to paid-in capital and were allocated to each class of the Funds based on the relative net assets at the time of the redemption. For the six month period ended August 31, 2010, the Funds assessed redemption fees as follows:

	Redemption Fee
	Class A	Class B	Class C	Class R	Class Z
Columbia International Value Fund	$523	$11	$89	$—	$1,774
Columbia Marsico International Opportunities Fund	460	51	127	10	2,814
Columbia Multi-Advisor International Equity Fund	88	4	7	1	4,981

Note 10. Line of Credit

The Funds and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund's borrowing limit set forth in the Fund's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended August 31, 2010, Columbia Multi-Advisor International Equity Fund borrowed under these arrangements. The average daily loan balance outstanding on days where borrowing existed was $12,262,500 at a weighted average interest rate of 1.52%.

Note 11. Shareholder Concentration

As of August 31, 2010, certain shareholder accounts owned of record more than 10% of the outstanding shares of one or more of the Funds. The number of accounts and aggregate percentages of shares outstanding held therein are as follows:

	Number of Accounts	% of Shares Outstanding Held
Columbia Global Value Fund	2	35.3
Columbia International Value Fund	2	46.6
Columbia Marsico Global Fund	1	71.8
Columbia Marsico International Opportunities Fund	1	50.4
Columbia Multi-Advisor International Equity Fund	2	70.2

Note 12. Significant Risks and Contingencies

Foreign Securities Risk

There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions.

International/Global Stock Funds, August 31, 2010 (Unaudited)

In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other

International/Global Stock Funds, August 31, 2010 (Unaudited)

adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Note 13. Subsequent Event

The Board of Trustees has approved in principle the proposed merger of Columbia Global Value Fund into Columbia Global Equity Fund (formerly known as Threadneedle Global Equity Fund). Shareholders will vote on the proposal at a Special Meeting of Shareholders scheduled to be held during the first half of 2011.

Columbia Funds Master Investment Trust, LLC

Columbia International Value Master Portfolio Semiannual Report (Unaudited)

August 31, 2010

The following pages should be read in conjunction with Columbia International Value Fund's Semiannual Report.

Investment Portfolio – Columbia International Value Master Portfolio

August 31, 2010 (Unaudited)

Common Stocks – 97.9%
	Shares	Value ($)
Consumer Discretionary – 8.2%
Automobiles – 2.4%
Nissan Motor Co., Ltd. (a)	1,330,900	10,138,539
Renault SA (a)	125,200	5,062,892
Toyota Motor Corp.	773,400	26,246,199
Automobiles Total		41,447,630
Household Durables – 1.5%
Sony Corp.	897,900	25,131,241
Household Durables Total		25,131,241
Media – 1.4%
ITV PLC (a)	27,185,276	23,281,254
Media Total		23,281,254
Multiline Retail – 1.5%
Marks & Spencer Group PLC, ADR	2,485,740	26,444,296
Multiline Retail Total		26,444,296
Specialty Retail – 1.4%
Kingfisher PLC	7,819,700	24,453,054
Specialty Retail Total		24,453,054
Consumer Discretionary Total		140,757,475
Consumer Staples – 11.6%
Food & Staples Retailing – 8.7%
Carrefour SA	891,160	40,339,901
J Sainsbury PLC	4,965,329	27,828,456
Koninklijke Ahold NV	2,496,732	30,672,270
Seven & I Holdings Co., Ltd.	1,041,300	23,752,712
Wm. Morrison Supermarkets PLC	6,214,365	27,654,424
Food & Staples Retailing Total		150,247,763
Food Products – 1.4%
Unilever NV	904,049	24,153,425
Food Products Total		24,153,425
Tobacco – 1.5%
Japan Tobacco, Inc.	8,359	25,926,799
Tobacco Total		25,926,799
Consumer Staples Total		200,327,987
Energy – 5.6%
Oil, Gas & Consumable Fuels – 5.6%
BP PLC	3,064,170	17,797,679
ENI SpA	2,114,387	41,787,833
Petroleo Brasileiro SA, ADR	170,243	5,032,383
Total SA	702,481	32,710,759
Oil, Gas & Consumable Fuels Total		97,328,654
Energy Total		97,328,654

	Shares	Value ($)
Financials – 19.3%
Capital Markets – 1.4%
Deutsche Bank AG, Registered Shares	132,250	8,306,761
UBS AG, Registered Shares (a)	975,930	16,422,560
Capital Markets Total		24,729,321
Commercial Banks – 9.8%
Barclays PLC	4,818,407	22,145,648
Chuo Mitsui Trust Holdings, Inc.	1,436,000	5,083,984
Credit Agricole SA	683,932	8,561,005
HSBC Holdings PLC	983,039	9,685,189
Intesa Sanpaolo SpA	8,435,186	23,507,200
Mitsubishi UFJ Financial Group, Inc.	4,958,431	23,623,174
Mizuho Financial Group, Inc.	11,539,600	17,676,290
Natixis (a)	3,977,546	21,542,678
San-In Godo Bank Ltd.	233,000	1,631,407
Sumitomo Mitsui Financial Group, Inc.	781,042	23,204,650
UniCredit SpA	3,651,500	8,509,090
Yamaguchi Financial Group, Inc.	425,000	4,015,673
Commercial Banks Total		169,185,988
Consumer Finance – 0.1%
Takefuji Corp.	340,590	817,016
Consumer Finance Total		817,016
Insurance – 8.0%
Aegon NV (a)	5,311,757	27,180,497
MS & AD Insurance Group Holdings	1,373,000	30,681,796
NKSJ Holdings, Inc. (a)	2,857,000	16,035,687
Swiss Reinsurance Co., Ltd., Registered Shares	740,500	30,706,280
Tokio Marine Holdings, Inc.	1,021,900	27,362,089
XL Group PLC	354,150	6,342,827
Insurance Total		138,309,176
Financials Total		333,041,501
Health Care – 12.8%
Pharmaceuticals – 12.8%
Astellas Pharma, Inc.	635,900	21,937,375
AstraZeneca PLC	716,285	35,395,791
Daiichi Sankyo Co., Ltd.	852,600	16,998,636
GlaxoSmithKline PLC	2,198,848	41,200,834
Ono Pharmaceutical Co., Ltd.	730,800	32,076,934
Sanofi-Aventis SA	697,686	39,886,421

See Accompanying Notes to Financial Statements.

Columbia International Value Master Portfolio

August 31, 2010 (Unaudited)

Common Stocks (continued)
	Shares	Value ($)
Taisho Pharmaceutical Co., Ltd.	382,000	7,614,680
Takeda Pharmaceutical Co., Ltd.	565,400	25,947,080
Pharmaceuticals Total		221,057,751
Health Care Total		221,057,751
Industrials – 1.1%
Commercial Services & Supplies – 1.1%
Dai Nippon Printing Co., Ltd.	1,555,000	18,034,319
Commercial Services & Supplies Total		18,034,319
Industrials Total		18,034,319
Information Technology – 13.3%
Communications Equipment – 4.2%
Alcatel-Lucent (a)	9,071,300	23,292,644
Nokia Oyj	2,979,465	25,474,137
Telefonaktiebolaget LM Ericsson, Class B	2,383,768	23,064,635
Communications Equipment Total		71,831,416
Computers & Peripherals – 0.6%
NEC Corp.	3,879,000	9,916,471
Computers & Peripherals Total		9,916,471
Electronic Equipment, Instruments & Components – 3.4%
FUJIFILM Holdings Corp.	890,505	26,954,448
TDK Corp.	185,000	9,688,179
Tyco Electronics Ltd.	861,543	21,125,035
Electronic Equipment, Instruments & Components Total		57,767,662
Office Electronics – 2.0%
Canon, Inc.	855,200	34,947,267
Office Electronics Total		34,947,267
Semiconductors & Semiconductor Equipment – 3.1%
Rohm Co., Ltd.	551,500	33,196,267
STMicroelectronics NV	3,166,900	21,037,906
Semiconductors & Semiconductor Equipment Total		54,234,173
Information Technology Total		228,696,989
Materials – 2.3%
Chemicals – 1.0%
Akzo Nobel NV	320,500	16,872,035
Chemicals Total		16,872,035
Construction Materials – 1.3%
Cemex SAB de CV, ADR (a)	2,572,781	19,939,053
Italcementi SpA	890,500	3,610,781
Construction Materials Total		23,549,834
Materials Total		40,421,869

	Shares	Value ($)
Telecommunication Services – 21.0%
Diversified Telecommunication Services – 18.0%
Brasil Telecom SA, ADR (Ordinary) (a)	199,977	1,723,802
Brasil Telecom SA, ADR (Preference) (a)	352,511	6,778,787
Deutsche Telekom AG, Registered Shares	3,845,600	50,424,558
France Telecom SA	1,838,170	37,266,329
Nippon Telegraph & Telephone Corp.	942,500	40,530,208
Portugal Telecom SGPS SA, ADR	2,447,076	28,557,377
Swisscom AG, ADR	688,200	26,794,998
Tele Norte Leste Participacoes SA, ADR	691,100	9,371,316
Telecom Corp. of New Zealand Ltd., ADR	1,486,604	10,465,692
Telecom Italia SpA	16,491,810	22,230,327
Telecom Italia SpA, Savings Shares	32,972,210	36,141,530
Telefonica SA, ADR	362,381	24,101,961
Telefonos de Mexico SA de CV, ADR, Class L	1,158,962	16,190,699
Diversified Telecommunication Services Total		310,577,584
Wireless Telecommunication Services – 3.0%
SK Telecom Co., Ltd.	160,077	21,554,471
SK Telecom Co., Ltd., ADR	617,639	9,894,577
Tim Participacoes SA, ADR	127,738	3,652,029
Vivo Participacoes SA, ADR	228,230	5,477,520
Vodafone Group PLC	4,677,390	11,296,505
Wireless Telecommunication Services Total		51,875,102
Telecommunication Services Total		362,452,686
Utilities – 2.7%
Electric Utilities – 2.7%
Centrais Electricas Brasileiras SA, ADR	2,512,340	31,052,522
Korea Electric Power Corp., ADR (a)	1,294,050	15,929,756
Electric Utilities Total		46,982,278
Utilities Total		46,982,278
Total Common Stocks (cost of $2,175,877,763)		1,689,101,509

See Accompanying Notes to Financial Statements.

Columbia International Value Master Portfolio

August 31, 2010 (Unaudited)

Preferred Stock – 0.9%
	Shares	Value ($)
Consumer Discretionary – 0.9%
Automobiles – 0.9%
Volkswagen AG	152,159	15,100,293
Automobiles Total		15,100,293
Consumer Discretionary Total		15,100,293
Total Preferred Stock (cost of $13,269,366)		15,100,293
Short-Term Obligation – 0.3%
	Par ($)
Repurchase agreement with Fixed Income Clearing Corp., dated 08/31/10, due 09/01/10 at 0.180%, collateralized by a U.S. Government Agency obligation maturing 01/15/14, market value $5,733,594 (repurchase proceeds $5,619,028)	5,619,000	5,619,000
Total Short-Term Obligation (cost of $5,619,000)		5,619,000
Total Investments – 99.1% (cost of $2,194,766,129) (b)		1,709,820,802
Other Assets & Liabilities, Net – 0.9%		15,065,751
Net Assets – 100.0%		1,724,886,553

Notes to Investment Portfolio:

(a)  Non-income producing security.

(b)  Cost for federal income tax purposes is $2,194,766,129.

The following table summarizes the inputs used, as of August 31, 2010, in valuing the Master Portfolio's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$—	$140,757,475	$—	$140,757,475
Consumer Staples	—	200,327,987	—	200,327,987
Energy	5,032,383	92,296,271	—	97,328,654
Financials	6,342,827	326,698,674	—	333,041,501
Health Care	—	221,057,751	—	221,057,751
Industrials	—	18,034,319	—	18,034,319
Information Technology	21,125,035	207,571,954	—	228,696,989
Materials	19,939,053	20,482,816	—	40,421,869
Telecommunication Services	116,213,760	246,238,926	—	362,452,686
Utilities	46,982,278	—	—	46,982,278
Total Common Stocks	215,635,336	1,473,466,173	—	1,689,101,509
Total Preferred Stock	—	15,100,293	—	15,100,293
Total Short-Term Obligation	—	5,619,000	—	5,619,000
Total Investments	$215,635,336	$1,494,185,466	$—	$1,709,820,802

The Master Portfolio's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The Master Portfolio was invested in the following countries at August 31, 2010.

Summary of Securities by Country	Value	% of Total Investments
Japan	$539,169,119	31.5
United Kingdom	267,183,131	15.6
France	208,662,630	12.2
Italy	135,786,762	7.9
Netherlands	119,916,133	7.0
Switzerland	95,048,872	5.6
Germany	73,831,613	4.3
Brazil	63,088,359	3.7
South Korea	47,378,803	2.8
Mexico	36,129,752	2.1
Portugal	28,557,377	1.7
Finland	25,474,137	1.5
Spain	24,101,960	1.4
Sweden	23,064,635	1.4
New Zealand	10,465,692	0.6
Bermuda	6,342,827	0.4
United States*	5,619,000	0.3
	$1,709,820,802	100.0

*  Includes short-term obligation.

  Certain securities are listed by country of underlying exposure but may trade predominantly on another exchange.

Acronym	Name
ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – Columbia International Value Master Portfolio

August 31, 2010 (Unaudited)

		($)
Assets	Investments, at identified cost	2,194,766,129
	Investments, at value	1,709,820,802
	Cash	613
	Foreign currency (cost of $188,200)	187,379
	Receivable for:
	Dividends	16,250,736
	Interest	28
	Prepaid expenses	41,417
	Total Assets	1,726,300,975
Liabilities	Payable for:
	Investment advisory fee	1,203,940
	Administration fee	65,229
	Pricing and bookkeeping fees	13,611
	Trustees' fees	34,439
	Custody fee	54,166
	Interest payable	1,282
	Other liabilities	41,755
	Total Liabilities	1,414,422
	Net Assets	1,724,886,553

See Accompanying Notes to Financial Statements.

Statement of Operations – Columbia International Value Master Portfolio

For the Six Months Ended August 31, 2010 (Unaudited)

		($)
Investment Income	Dividends	46,678,674
	Interest	7,389
	Foreign taxes withheld	(7,511,786)
	Total Investment Income	39,174,277
Expenses	Investment advisory fee	7,373,345
	Administration fee	402,656
	Pricing and bookkeeping fees	75,949
	Trustees' fees	14,227
	Custody fee	218,479
	Other expenses	66,375
	Expenses before interest expense	8,151,031
	Interest expense	4,613
	Total Expenses	8,155,644
	Custody earnings credits	(8)
	Net Expenses	8,155,636
	Net Investment Income	31,018,641
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
	Net realized loss on:
	Investments	(64,448,213)
	Foreign currency transactions	(361,041)
	Net realized loss	(64,809,254)
	Net change in unrealized appreciation (depreciation) on:
	Investments	(61,638,802)
	Foreign currency translations	(10,695)
	Net change in unrealized appreciation (depreciation)	(61,649,497)
	Net Loss	(126,458,751)
	Net Decrease Resulting from Operations	(95,440,110)

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – Columbia International Value Master Portfolio

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended August 31, 2010 ($)	Year Ended February 28, 2010 ($)
Operations	Net investment income	31,018,641	54,408,130
	Net realized loss on investments and foreign currency transactions	(64,809,254)	(188,165,255)
	Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(61,649,497)	712,243,777
	Net Increase (Decrease) Resulting from Operations	(95,440,110)	578,486,652
	Contributions	281,411,688	554,246,078
	Withdrawals	(357,451,536)	(587,073,502)
	Increase from regulatory settlements	—	494,889
	Total Increase (Decrease) in Net Assets	(171,479,958)	546,154,117
Net Assets	Beginning of period	1,896,366,511	1,350,212,394
	End of period	1,724,886,553	1,896,366,511

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia International Value Master Portfolio

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended August 31,		Year Ended February 28,		Period Ended February 29,		Year Ended March 31,
	2010		2010	2009	2008 (a)		2007	2006	2005
Total return	(4.78	)%(b)	46.24%	(42.12)%	(6.79	)%(b)	20.95%	24.88%	13.85%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (c)	0.86	%(d)	0.87%	0.84%	0.81	%(d)	0.80%	0.80%	0.86%
Interest expense (e)	—	%(d)	—%	—%	—	%(d)	—%	—%	—%
Net expenses (c)	0.86	%(d)	0.87%	0.84%	0.81	%(d)	0.80%	0.80%	0.86%
Waiver/Reimbursement	—		—	—	—		—	—	0.05%
Net investment income (c)	3.28	%(d)	3.08%	3.58%	3.27	%(d)	1.66%	1.88%	1.57%
Portfolio turnover rate	7	%(b)	22%	5%	24	%(b)	19%	20%	21%

(a)  The Master Portfolio changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.

(b)  Not annualized.

(c)  The benefits derived from custody credits had an impact of less than 0.01%.

(d)  Annualized.

(e)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Columbia International Value Master Portfolio

August 31, 2010 (Unaudited)

Note 1. Organization

Columbia Funds Master Investment Trust, LLC (the "Master Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Information presented in these financial statements pertains to Columbia International Value Master Portfolio (the "Master Portfolio").

The following investors were invested in the Master Portfolio at August 31, 2010:

Columbia International Value Master Portfolio*:
Columbia International Value Fund (the "Feeder Fund")	88.4%
Columbia Management Private Funds VII, LLC—International Value Fund	11.6%

*  The Master Portfolio serves as a master portfolio for the Columbia International Value Fund which operates as a feeder fund in a master/feeder structure.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Master Portfolio in the preparation of its financial statements.

Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Master Portfolio's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Master Portfolio's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Master Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Columbia International Value Master Portfolio, August 31, 2010 (Unaudited)

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Master Portfolio may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Master Portfolio, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Master Portfolio's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Master Portfolio seeks to assert its rights.

Foreign Currency Transactions and Translations

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Master Portfolio does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statement of Operations.

Income Recognition

Interest income is recorded on the accrual basis.

Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Master Portfolio becomes aware of such, net of any non-reclaimable tax withholdings.

Each investor in the Master Portfolio is treated as an owner of its proportionate share of the net assets, income, expenses, realized and unrealized gains (losses) of the Master Portfolio.

Federal Income Tax Status

The Master Portfolio is treated as a partnership for federal income tax purposes and therefore is not subject to federal income tax. Each investor in the Master Portfolio will be subject to taxation on its allocated share of the Master Portfolio's ordinary income and capital gains.

The Master Portfolio's assets, income and distributions will be managed in such a way that the Feeder Fund will be able to continue to qualify as a registered investment company by investing its assets through its Master Portfolio.

Columbia International Value Master Portfolio, August 31, 2010 (Unaudited)

Foreign Tax

The Master Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Master Portfolio will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Indemnification

In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Master Portfolio's maximum exposure under these arrangements is unknown because this would involve future claims against the Master Portfolio. Also, under the Master Trust's organizational documents and by contract, the Trustees and officers of the Master Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Master Trust. However, based on experience, the Master Portfolio expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

Unrealized appreciation and depreciation at August 31, 2010, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$150,442,547
Unrealized depreciation	(635,387,874)
Net unrealized appreciation	$(484,945,327)

Management is required to determine whether a tax position of the Master Portfolio is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Master Portfolio is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Master Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

After the close of business on April 30, 2010, Ameriprise Financial, Inc. ("Ameriprise Financial") acquired a portion of the asset management business of Columbia Management Group, LLC (the "Transaction"), including the business of managing the Master Portfolio. In connection with the closing of the Transaction (the "Closing"), RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, became the investment advisor of the Master Portfolio and subsequently changed its name to Columbia Management Investment Advisers, LLC (the "New Advisor"). The New Advisor receives a monthly investment advisory fee based on the Master Portfolio's average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.85%
$500 million to $1 billion	0.80%
$1 billion to $1.5 billion	0.75%
$1.5 billion to $3 billion	0.70%
$3 billion to $6 billion	0.68%
Over $6 billion	0.66%

Prior to the Closing, Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provided investment advisory services to the Master Portfolio under the same fee structure.

For the six month period ended August 31, 2010, the annualized effective investment advisory fee rate for the Master Portfolio was 0.78% of the Master Portfolio's average daily net assets.

Sub-Advisory Fee

Brandes Investment Partners, L.P. ("Brandes") has been retained by the New Advisor to serve as the investment

Columbia International Value Master Portfolio, August 31, 2010 (Unaudited)

sub-advisor to the Master Portfolio. As the sub-advisor, and subject to the oversight of the New Advisor and the Master Portfolio's Board of Trustees, Brandes is responsible for the daily investment operations, including placing all orders for the purchase and sale of the portfolio securities for the Master Portfolio. The New Advisor, from the investment advisory fee it receives, pays Brandes a monthly sub-advisory fee.

Prior to the Closing, Brandes provided sub-advisory services to the Master Portfolio under the same fee structure in accordance with an agreement with Columbia.

Administration Fee

Effective upon the Closing, the New Advisor became the administrator of the Master Portfolio under a new Administrative Services Agreement (the "Administrative Agreement"). Under the Administrative Agreement, the New Advisor provides administrative and other services to the Master Portfolio, including services previously performed under the Pricing and Bookkeeping Oversight and Services Agreement discussed below. The New Advisor receives a monthly administration fee at the annual rate of 0.05% of the Master Portfolio's average daily net assets, less the fees payable by the Master Portfolio as described under the Pricing and Bookkeeping Fees note below. Prior to the Closing, Columbia provided administrative services to the Master Portfolio at the same fee rate.

Pricing and Bookkeeping Fees

Prior to the Closing, the Master Portfolio entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank and Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Master Portfolio. The Master Portfolio also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Master Portfolio. Upon the Closing, Columbia assigned and delegated its rights and obligations under the State Street Agreements to the New Advisor. Under the State Street Agreements, the Master Portfolio pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Master Portfolio for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Master Portfolio also reimburses State Street for certain out-of-pocket expenses and charges.

Also prior to the Closing, the Master Portfolio entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provided services related to Master Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Master Portfolio reimbursed Columbia for out-of-pocket expenses. The Services Agreement was terminated upon the Closing. These services are now provided under the Administrative Agreement discussed above.

Expense Limits and Fee Waivers

Effective May 1, 2010, the New Advisor and/or some of the Master Portfolio's other service providers voluntarily agreed to waive fees and/or reimburse the Master Portfolio for certain expenses so that the Master Portfolio's ordinary operating expenses (excluding any brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Master Portfolio's custodian, do not exceed the annual rate of 0.90% of the Master Portfolio's average daily net assets. These arrangements may be modified or terminated by the New Advisor at any time. Prior to May 1, 2010, Columbia voluntarily reimbursed a portion of the Master Portfolio's expenses in the same manner.

Fees Paid to Officers and Trustees

In connection with the Closing, all officers of the Master Portfolio are employees of the New Advisor or its affiliates and receive no compensation from the Master Portfolio. The Board of Trustees has appointed a Chief Compliance Officer to the Master Portfolio in accordance with federal securities regulations.

Trustees are compensated for their services to the Master Portfolio, as set forth on the Statement of Operations. The Master Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Master Portfolio's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the

Columbia International Value Master Portfolio, August 31, 2010 (Unaudited)

participant or, if no funds are selected, on the rate of return of Columbia Money Market Fund (formerly RiverSource Cash Management Fund). Prior to the Closing, if no funds were selected income earned on the plan participant's deferral account was based on the rate of return of Columbia Treasury Reserves. Trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations are included in "Trustees' fees" on the Statement of Operations. Liabilities under the deferred compensation plan are included in "Trustees' fees" on the Statement of Assets and Liabilities.

Note 5. Custody Credits

The Master Portfolio has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Master Portfolio could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 6. Portfolio Information

For the six month period ended August 31, 2010, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Master Portfolio were $131,137,040 and $150,592,177, respectively.

Note 7. Regulatory Settlements

During the year ended February 28, 2010, the Master Portfolio received payments totaling $494,889 relating to certain regulatory settlements with third parties that the Master Portfolio had participated in during the year. The payments have been included in "Increase from regulatory settlements" on the Statement of Changes in Net Assets.

Note 8. Line of Credit

The Master Portfolio and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by the Master Portfolio is limited to the lesser of $200,000,000 and the Master Portfolio's borrowing limit set forth in the Master Portfolio's registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended August 31, 2010, the average daily loan balance outstanding on days where borrowing existed was $107,600,000 at a weighted average interest rate of 1.506%.

Note 9. Significant Risks and Contingencies

Foreign Securities Risk

There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and

Columbia International Value Master Portfolio, August 31, 2010 (Unaudited)

granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Summary of Management Fee Evaluation by Independent Fee Consultant (RiverSource Investments, LLC)

REPORT OF INDEPENDENT FEE CONSULTANT TO THE FUNDS SUPERVISED BY THE COLUMBIA NATIONS BOARD

Prepared Pursuant to the February 9, 2005
Assurance of Discontinuance among the
Office of Attorney General of New York State,
Columbia Management Advisors, LLC, and
Columbia Management Distributors, Inc.

December 22, 2009

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC ("CMA") and Columbia Management Distributors, Inc.1 ("CMD") agreed to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Columbia Fund" and, together with some or all of such funds, the "Columbia Funds") only if the Independent Members of the Columbia Fund's Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the "Nations Funds" (together with the other members of that Board, the "Trustees") retained me as IFC for the Nations Funds.2 In this capacity, I have prepared this written evaluation of the fee negotiation process. As was the case with the last three annual reports, my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this report.

On September 29, 2009, Ameriprise entered into an asset purchase agreement with Bank of America, N.A. and its parent, Bank of America Corporation (together, the "Bank") pursuant to which the Bank agreed to sell certain CMG assets relating to Columbia's long-term asset management business, including management of the long-term Nations Funds (the "Transaction").3

The Transaction if completed would result in the termination of the existing Investment Management Agreements with CMA with respect to those Funds. Therefore, the Trustees have been requested to approve and recommend to the shareholders of each long-term Nations Fund new Investment Management and Sub-Advisory Agreements (together, the "Management Agreements") with RiverSource Investments, LLC ("RI"),4 investment manager of the RiverSource Funds and a subsidiary of Ameriprise. This report is intended to fulfill the requirements of the AOD with respect to the Trustees' consideration of the new Management Agreements.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees ... to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." The AOD also provides that CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees ... using ... an annual independent written evaluation prepared by or under the direction of ... the Independent Fee Consultant." Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA (or RI), nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.  The nature and quality of the adviser's services, including the Fund's performance;

1  CMA and CMD are subsidiaries of Columbia Management Group, LLC ("CMG"), and are the successors to the entities named in the AOD.

2  I have no material relationship with Bank of America, CMG or Ameriprise Financial, Inc. ("Ameriprise"), aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

  Unless otherwise stated or required by the context, this report covers only the Nations Funds. Further, as the management of the Nations money market Funds was not included in the Transaction and no new Management Agreements were proposed for those Funds, this report does not cover those Funds unless otherwise stated.

3  Preliminary Response of Ameriprise to Information Request of Columbia Nations Board dated October 28, 2009 (hereafter, the "Preliminary Response"), p. 1.

4  Ameriprise intends to re-brand RI with the "Columbia" name (which is one of the assets being sold in the Transaction). Preliminary Response, pp. 4-5. In the case of new Sub-Advisory Agreements, the relevant current sub-adviser would also be a party.

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of the adviser for like services;

5.  Costs to the adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of the adviser and its affiliates from supplying such services.

C. Data Presented to the Trustees

In considering the proposed new Management Agreements with RI, the Trustees relied in part on the data that had been prepared as part of their annual contract review process, which concluded in early November. This data remained relevant because the fees in the proposed Management Agreements were identical to the fees approved at that time. The annual review materials included a Lipper report on the performance of each Nations Fund compared to its peers and its benchmark, comparisons of the fees and expenses of each Nations Fund to similar CMG-sponsored Funds, comparable competitive funds chosen by Lipper (in the case of long-term Funds), and institutional accounts advised by CMA, revenues, expenses, and profits of CMG from managing the Nations Funds, calculated both by Fund and collectively, and CMG's views on the existence and sharing of economies of scale.

In addition, the Trustees reviewed materials specific to the proposed new Management Agreements with RI in response to requests for information made on behalf of the Trustees, including the following:

•  Performance data for the RiverSource Funds showing percentile and quartile rankings of each fund within its Lipper performance universe for periods up to five years and net returns of each fund relative to its benchmark returns. This data was arguably relevant due to the possibility that some RiverSource investment teams would be providing investment management services to certain Columbia Funds.5

•  tables comparing the fee schedules and effective fee rates of funds managed by CMA and RI and institutional accounts advised by the two firms.

•  extensive discussion of the process by which the components of the two asset management businesses would be integrated, including investment management, compliance, transfer agency, custody, fund accounting, and distribution.

•  information about the financial condition of Ameriprise, including its most recent annual report on Form 10-K, RI's profit margins from managing the RiverSource Funds in 2007 and 2008, and pro forma income statements for the combined Columbia and RiverSource fund complex.

•  disclosure that certain senior CMG executives, including President Michael Jones, Chief Investment Officer Colin Moore, Head of Mutual Funds J. Kevin Connaughton, and Chief Compliance Officer Linda Wondrack would continue in analogous capacities following the consummation of the Transaction, and

•  a breakdown of the synergies RI expects to realize in the two years following the Transaction and the extent to which those potential synergies are expected to be shared with shareholders of funds advised by RI.

II. Findings

1.  Based upon my examination of the information supplied by CMG and Ameriprise in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Nations Fund for which a new Management Agreement was proposed (each, a "Long-Term Nations Fund").

2.  In my view, the process by which the proposed management fees of each Long-Term Nations Fund have been negotiated with RI thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

Respectfully submitted,
Steven E. Asher

5  On page 22 of its Supplemental Response to the Nations Trustees (undated but delivered November 25, 2009), Ameriprise said that "most personnel decisions, including with respect to the portfolio management teams for the Nations Funds . . . will be made primarily by [current CMA CIO] Colin Moore using the Columbia 5P process."

Shareholder Meeting Results

Columbia Global Value Fund, Columbia International Value Fund, Columbia Marsico Global Fund, Columbia Marsico International Opportunities Fund and Columbia Multi-Advisor International Equity Fund

On March 3, 2010, a special meeting of shareholders of Columbia Funds Series Trust was held to consider the approval of several proposals listed in the proxy statement for the meeting. With respect to each Fund listed above other than Columbia Global Value Fund, Proposal 1, Proposal 2 and Proposal 3 were voted at the March 3, 2010 meeting of shareholders and Proposal 4 was voted on at an adjourned meeting of shareholders held on April 26, 2010.1 With respect to Columbia Global Value Fund, Proposal 2 was voted on at an adjourned meeting held on March 31, 2010 and Proposal 1, Proposal 3 and Proposal 4 were voted on at an adjourned meeting held on April 26, 2010. The shareholder meeting results are as follows:

Proposal 1: A proposed Investment Management Services Agreement with CMIA was approved for each Fund listed above, as follows:

Fund	Votes For	Votes Against	Abstentions	Broker Non-Votes
Columbia Global Value Fund	5,105,012	280,874	225,974	1,917,940
Columbia International Value Fund[2]	69,448,953	518,836	591,610	14,590,345
Columbia Marsico Global Fund	562,439	0	0	122,195
Columbia Marsico International Opportunities Fund	87,835,581	332,970	338,256	15,193,475
Columbia Multi-Advisor International Equity Fund	119,019,775	61,302	33,406	1,644,857

Proposal 2: A proposed Investment Subadvisory Agreement with Marsico Capital Management, LLC. was approved for Columbia Marsico Global Fund, Columbia Marsico International Opportunities Fund and Columbia Multi-Advisor International Equity Fund and a proposed Investment Subadvisory Agreement with Brandes was approved for Columbia Global Value Fund, as follows:

Fund	Votes For	Votes Against	Abstentions	Broker Non-Votes
Columbia Global Value Fund	5,078,690	246,776	164,754	1,956,121
Columbia International Value Fund[3]	69,465,425	504,384	589,589	14,590,346
Columbia Marsico Global Fund	561,802	637	0	122,195
Columbia Marsico International Opportunities Fund	87,849,713	342,977	314,123	15,193,469
Columbia Multi-Advisor International Equity Fund	119,023,365	55,034	36,083	1,644,859

1  As described in the proxy statement for the meeting, Columbia International Value Fund invests all or substantially all of its assets in Columbia International Value Master Portfolio (Master Portfolio), which is a fund series of Columbia Funds Master Investment Trust, LLC (Master Trust). As an interestholder in Master Trust, Columbia International Value Fund was asked to (i) approve a proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) (CMIA) for Master Portfolio; (ii) approve a proposed Investment Subadvisory Agreement with Brandes Investment Partners, L.P. (Brandes) for Master Portfolio; (iii) approve a proposal authorizing CMIA to enter into and materially amend subadvisory agreements for Master Portfolio in the future, with the approval of Master Trust's Board of Trustees, but without obtaining additional interestholder approval; and (iv) elect the seven Trustees of Master Trust's Board of Trustees. As an interest holder, the Columbia International Feeder Fund "passed through" its vote on the Master Portfolio and Master Trust proposals to its shareholders. Each proposal on behalf of Master Portfolio and Master Trust was approved.

2  As described in note 1, the shareholders of Columbia International Value Fund (along with other interestholders of Master Portfolio) also approved a proposed Investment Management Services Agreement with CMIA for Master Portfolio.

3  As described in note 1, the shareholders of Columbia International Value Fund (along with other interestholders of Master Portfolio) also approved a proposed Investment Subadvisory Agreement with Brandes for Master Portfolio.

Shareholder Meeting Results (continued)

Proposal 3: A proposal authorizing CMIA to enter into and materially amend subadvisory agreements for the Fund in the future, with the approval of the Trust's Board of Trustees, but without obtaining additional shareholder approval, was not approved for Columbia Global Value Fund and was approved for each of the other Funds listed above, as follows:

Fund	Votes For	Votes Against	Abstentions	Broker Non-Votes
Columbia Global Value Fund	4,872,609	547,626	191,624	1,917,940
Columbia International Value Fund[4]	63,600,296	6,345,745	613,344	14,590,359
Columbia Marsico Global Fund	555,489	637	6,313	122,195
Columbia Marsico International Opportunities Fund	82,781,308	5,367,215	354,385	15,197,373
Columbia Multi-Advisor International Equity Fund	111,171,052	7,912,098	31,331	1,644,859

Proposal 4: Each of the nominees for trustee was elected to the Trust's Board of Trustees, each to hold office for an indefinite term, as follows5:

Trustee	Votes For	Votes Withheld	Abstentions
Edward J. Boudreau, Jr.	2,680,026,424	72,649,450	0
William P. Carmichael	2,679,841,716	72,834,157	0
William A. Hawkins	2,679,847,210	72,828,663	0
R. Glenn Hilliard	2,679,699,063	72,976,810	0
John J. Nagorniak	2,680,054,075	72,621,799	0
Minor M. Shaw	2,680,402,097	72,273,776	0
Anthony M. Santomero	2,679,633,235	73,042,638	0

4  As described in note 1, the shareholders of Columbia International Value Fund (along with other interestholders of Master Portfolio) also approved a proposal authorizing CMIA to enter into and materially amend subadvisory agreements for Master Portfolio in the future, with the approval of Master Trust's Board of Trustees, but without obtaining additional interestholder approval.

5  As described in note 1, the shareholders of Columbia International Value Fund (along with other interestholders of Master Trust) also elected each of the nominees for trustee to Master Trust's Board of Trustees, each to hold office for an indefinite term.

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of the International/Global Stock Funds listed on the front cover.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Investment Advisers, LLC
100 Federal Street
Boston, MA 02110

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

International/Global Stock Funds
P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2010 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1265 A (10/10)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)          The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Master Investment Trust LLC

By (Signature and Title)	/s/J. Kevin Connaughton
J. Kevin Connaughton, President

Date	October 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/J. Kevin Connaughton
J. Kevin Connaughton, President

Date	October 22, 2010

By (Signature and Title)	/s/Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	October 22, 2010